As filed with the U.S. Securities and Exchange Commission on November 18, 2005

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

(Check appropriate box or boxes)

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1221 Avenue of the Americas
New York, New York 10020

(Address of Principal Executive Offices)

(800) 221-6726

(Registrant's Telephone Number, including Area Code)

Amy R. Doberman, Esq.
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 919 Third Avenue New York, New York 10022	Stuart M. Strauss, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

MORGAN STANLEY INSTITUTIONAL FUND TRUST
EQUITY PORTFOLIO
1221 Avenue of the Americas
New York, NY 10020
(800) 548-7786

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD April 5, 2006

To the Shareholders of Morgan Stanley Institutional Fund Trust – Equity Portfolio

Notice is hereby given of a Special Meeting of the Shareholders of the Equity Portfolio ("Equity"), a series of Morgan Stanley Institutional Fund Trust (the "Trust"), to be held in Room             , 3rd Floor, 1221 Avenue of the Americas, New York, NY 10020, at          a.m., New York time, on April 5, 2006, and any adjournments thereof (the "Meeting"), for the following purposes:

1.    To consider and vote upon an Agreement and Plan of Reorganization, dated January     , 2006 (the "Reorganization Agreement"), between the Trust, on behalf of Equity, and Morgan Stanley Institutional Fund, Inc. (the "Company"), on behalf of the Large Cap Relative Value Portfolio ("Large Cap Relative Value"), pursuant to which substantially all of the assets of Equity would be combined with those of Large Cap Relative Value and shareholders of Equity would become shareholders of Large Cap Relative Value receiving shares of Large Cap Relative Value with a value equal to the value of their holdings in Equity (the "Reorganization"); and

2.    To act upon such other matters as may properly come before the Meeting.

The Reorganization is more fully described in the accompanying Proxy Statement and Prospectus and a copy of the Reorganization Agreement is attached as Exhibit A thereto. Shareholders of record at the close of business on January 9, 2006 are entitled to notice of, and to vote at, the Meeting. Please read the Proxy Statement and Prospectus carefully before telling us, through your proxy or in person, how you wish your shares to be voted. Alternatively, if you are eligible to vote telephonically by touchtone telephone or electronically on the Internet (as discussed in the enclosed Proxy Statement) you may do so in lieu of attending the Meeting in person. The Board of Trustees of the Trust recommends you vote in favor of the Reorganization. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Trustees,

MARY E. MULLIN, Secretary

January     , 2006

You can help avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly returning the enclosed Proxy. If you are unable to be present in person, please fill in, sign and return the enclosed Proxy in order that the necessary quorum be represented at the Meeting. The enclosed envelope requires no postage if mailed in the United States. Shareholders will be able to vote telephonically by touchtone telephone or electronically on the Internet by following instructions on their proxy cards or on the enclosed Voting Information Card.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
LARGE CAP RELATIVE VALUE PORTFOLIO
(formerly Value Equity Portfolio)
1221 Avenue of the Americas
New York, NY 10020
(800) 548-7786

Acquisition of the Assets of
Equity Portfolio
of Morgan Stanley Institutional Fund Trust
By and in Exchange for Shares of
Large Cap Relative Value Portfolio
of Morgan Stanley Institutional Fund, Inc.

This Proxy Statement and Prospectus is being furnished to shareholders of the Equity Portfolio ("Equity"), a series of Morgan Stanley Institutional Fund Trust (the "Trust"), in connection with an Agreement and Plan of Reorganization, dated January     , 2006 (the "Reorganization Agreement"), pursuant to which substantially all the assets of Equity will be combined with those of the Large Cap Relative Value Portfolio ("Large Cap Relative Value"), a series of Morgan Stanley Institutional Fund, Inc. (the "Company"), in exchange for shares of Large Cap Relative Value (the "Reorganization"). As a result of this transaction, shareholders of Equity will become shareholders of Large Cap Relative Value and will receive shares of Large Cap Relative Value with a value equal to the value of their holdings in Equity. The terms and conditions of this transaction are more fully described in this Proxy Statement and Prospectus and in the Reorganization Agreement between the Trust, on behalf of Equity, and the Company, on behalf of Large Cap Relative Value, attached hereto as Exhibit A. The address of Equity is that of Large Cap Relative Value set forth above. This Proxy Statement also constitutes a Prospectus of Large Cap Relative Value, which is dated January     , 2006, filed by the Company with the Securities and Exchange Commission (the "Commission") as part of its Registration Statement on Form N-14 (the "Registration Statement").

Each of the Trust and the Company is an open-end management investment company. Large Cap Relative Value's investment objective is to seek high total return by investing primarily in equity securities that the Portfolio's investment manager believes to be undervalued relative to the stock market in general at the time of purchase.

This Proxy Statement and Prospectus sets forth concisely information about Large Cap Relative Value that shareholders of Equity should know before voting on the Reorganization Agreement. A copy of the Prospectus for Large Cap Relative Value dated April 29, 2005, as supplemented, is attached as Exhibit B and incorporated herein by reference. Also enclosed and incorporated herein by reference is the Company's Annual Report, including Large Cap Relative Value's financial statements, for the fiscal year ended December 31, 2004. Also incorporated herein by reference are Equity's Prospectus, dated January 31, 2005 and the Trust's Annual Report, including Equity's financial statements, for its fiscal year ended September 30, 2005. A Statement of Additional Information relating to the Reorganization, described in this Proxy Statement and Prospectus, dated January     , 2006, has been filed with the Commission and is also incorporated herein by reference. Such documents are available without charge by calling (800) 548-7786 (toll-free).

Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.

These Securities have not been approved or disapproved by the Securities and Exchange Commission or any State Securities Commission, nor has the Securities and Exchange Commission or any State Securities Commission passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Proxy Statement and Prospectus is dated January       , 2006.

TABLE OF CONTENTS

PROXY STATEMENT AND PROSPECTUS

i

MORGAN STANLEY INSTITUTIONAL FUND TRUST
EQUITY PORTFOLIO
1221 Avenue of the Americas
New York, NY 10020
(800) 548-7786

PROXY STATEMENT AND PROSPECTUS

Special Meeting of Shareholders
to be Held April 5, 2006

INTRODUCTION

General

This Proxy Statement and Prospectus is being furnished to the shareholders of the Equity Portfolio ("Equity"), a series of Morgan Stanley Institutional Trust (the "Trust"), an open-end diversified management investment company, in connection with the solicitation by the Board of Trustees of the Trust (the "Board") on behalf of Equity of proxies to be used at the Special Meeting of Shareholders of Equity to be held in Room         , 3rd Floor, 1221 Avenue of the Americas, New York, NY 10020, at          a.m., New York time, on April 5, 2006 and any adjournments thereof (the "Meeting"). It is expected that the first mailing of this Proxy Statement and Prospectus will be made on or about January     , 2006.

At the Meeting, Equity shareholders ("Shareholders") will consider and vote upon an Agreement and Plan of Reorganization, dated January     , 2006 (the "Reorganization Agreement"), between the Trust, on behalf of Equity, and Morgan Stanley Institutional Fund, Inc. (the "Company"), on behalf of the Large Cap Relative Value Portfolio ("Large Cap Relative Value"), pursuant to which substantially all of the assets of Equity will be combined with those of Large Cap Relative Value in exchange for shares of Large Cap Relative Value. As a result of this transaction, Shareholders of Equity will become shareholders of Large Cap Relative Value and will receive shares of Large Cap Relative Value equal to the value of their holdings in Equity on the date of such transaction (the "Reorganization"). Pursuant to the Reorganization, each Shareholder will receive the class of shares of Large Cap Relative Value that corresponds to the class of shares of Equity currently held by that Shareholder. Accordingly, as a result of the Reorganization, each Institutional Class and Adviser Class Shareholder of Equity will receive Class A and Class B shares of Large Cap Relative Value, respectively. The shares to be issued by Large Cap Relative Value pursuant to the Reorganization (the "Large Cap Relative Value Shares") will be issued at net asset value without an initial sales charge. Further information relating to Large Cap Relative Value is set forth herein and in Large Cap Relative Value's current Prospectus, dated April 29, 2005, as supplemented ("Large Cap Relative Value's Prospectus"), attached to this Proxy Statement and Prospectus as Exhibit B and incorporated herein by reference.

Equity and Large Cap Relative Value are each referred to herein as a "Portfolio," and together, the "Portfolios."

The information concerning Equity contained herein has been supplied by the Trust, on behalf of Equity, and the information concerning Large Cap Relative Value contained herein has been supplied by the Company, on behalf of Large Cap Relative Value.

Record Date; Share Information

The Board has fixed the close of business on January 9, 2006 as the record date (the "Record Date") for the determination of the Shareholders entitled to notice of, and to vote at, the Meeting. As of the Record Date, there were              shares of Equity issued and outstanding. Shareholders on the Record Date are entitled to one vote per share and a fractional vote for a fractional share on each matter submitted to a vote at the Meeting. Shareholders of each class will vote together as a single class in connection with the Reorganization Agreement. Forty percent of the outstanding shares entitled to vote, represented in person or by proxy, will constitute a quorum at the Meeting.

The following persons were known to own of record or beneficially 5% or more of the outstanding shares of a class of Equity as of the Record Date:

Shareholder	Number of Shares	Percentage of Outstanding Shares
[TO BE PROVIDED]
Institutional Class
Adviser Class

As of the Record Date, the trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of Equity.

The following persons were known to own of record or beneficially 5% or more of the outstanding shares of a class of Large Cap Relative Value as of the Record Date:

Shareholder	Number of Shares	Percentage of Outstanding Shares
[TO BE PROVIDED]
Class A
Class B

As of the Record Date, the directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of Large Cap Relative Value.

Proxies

The enclosed form of proxy, if properly executed and returned, will be voted in accordance with the choice specified thereon. The proxy will be voted in favor of the Reorganization Agreement unless a choice is indicated to vote against or to abstain from voting on the Reorganization Agreement. The Board knows of no business, other than that set forth in the Notice of Special Meeting of Shareholders, to be presented for consideration at the Meeting. However, the proxy confers discretionary authority upon the persons named therein to vote as they determine on other business, not currently contemplated, which may come before the Meeting. Abstentions and, if applicable, broker "non-votes" will not count as votes in favor of the Reorganization Agreement, and broker "non-votes" will not be deemed to be present at the meeting for purposes of determining whether the Reorganization Agreement has been approved. Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. If a Shareholder executes and returns a proxy but fails to indicate how the votes should be cast, the proxy will be voted in favor of the Reorganization Agreement. The proxy may be revoked at any time prior to the voting thereof by: (i) delivering written notice of revocation to the Secretary of Equity, 1221 Avenue of the Americas, New York, NY 10020; (ii) attending the Meeting and voting in person; or (iii) completing and returning a new proxy (whether by mail or, as discussed below, by touchtone telephone or the Internet) (if returned and received in time to be voted). Attendance at the Meeting will not in and of itself revoke a proxy.

In the event that the necessary quorum to transact business or the vote required to approve or reject the Reorganization Agreement is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of shares of Equity present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Reorganization Agreement and will vote against any such adjournment those proxies required to be voted against the Reorganization Agreement. Abstentions and, if applicable, broker "non-votes" will not be counted for purposes of approving an adjournment.

Expenses of Solicitation

As shareholders of both Equity and Large Cap Relative Value are expected to receive substantial ongoing expense savings as a result of the Reorganization, the Portfolios will share the expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, and other expenses associated with the Reorganization, which expenses are expected to approximate $133,000, on a pro rata basis based on the value of the assets of each Portfolio as of the date of the Reorganization.

The solicitation of proxies will be by mail, which may be supplemented by solicitation by mail, telephone or otherwise through officers of the Trust or officers and regular employees of Morgan Stanley Investment Management Inc. (the "Investment Adviser"), JPMorgan Investor Services Company (the "Transfer Agent"), Morgan Stanley Services Company Inc. and/or Morgan Stanley DW Inc., without special compensation therefor. As described below, Equity will employ Computershare Fund Services ("Computershare") to make telephone calls to Shareholders to remind them to vote. In addition, Equity may also employ Computershare as proxy solicitor if it appears that the required number of votes to achieve a quorum will not be received. In the event of a solicitation by Computershare, the Portfolios would pay the solicitor a project advisory fee not to exceed $3,000 and the expenses outlined below.

Shareholders will be able to vote their shares by touchtone telephone or by Internet by following the instructions on the proxy card or on the Voting Information Card accompanying this Proxy Statement. To vote by Internet or by telephone, Shareholders can access the website or call the toll-free number listed on the proxy card or noted in the enclosed voting instructions.

In certain instances, the Transfer Agent and Computershare may call Shareholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate Shareholders' identities, to allow Shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. No recommendation will be made as to how a Shareholder should vote on any proposal other than to refer to the recommendations of the Board. Equity has been advised by counsel that these procedures are consistent with the requirements of applicable law. Shareholders voting by telephone in this manner will be asked for their social security number or other identifying information and will be given an opportunity to authorize proxies to vote their shares in accordance with their instructions. To ensure that the Shareholders' instructions have been recorded correctly they will receive a confirmation of their instructions in the mail. A special toll-free number set forth in the confirmation will be available in case the information contained in the confirmation is incorrect. Although a Shareholder's vote may be taken by telephone, each Shareholder will receive a copy of this Proxy Statement and may vote by mail using the enclosed proxy card or by touchtone telephone or the Internet as set forth above. The last proxy vote received in time to be voted, whether by proxy card, touchtone telephone or Internet, will be the last vote that is counted and will revoke all previous votes by the Shareholder. With respect to recorded telephone calls by Computershare reminding Shareholders to vote, expenses would be approximately $1.00 per outbound telephone contact. With respect to the solicitation of a telephonic vote by Computershare, approximate additional expenses of $3.75 per telephone vote transacted and $2.75 per outbound or inbound telephone contact and costs relating to obtaining Shareholders' telephone numbers and providing additional materials upon Shareholder request would be incurred, which would be paid on a pro rata basis by each Portfolio.

Vote Required

Approval of the Reorganization Agreement by the Shareholders requires the affirmative vote of the lesser of (1) a majority of the outstanding shares of Equity, or (2) 67% or more of the shares of Equity represented at the Meeting if more than 50% of the outstanding shares of Equity are present or represented by proxy. If the Reorganization Agreement is not approved by Shareholders, Equity will continue in existence and the Board will consider alternative actions.

SYNOPSIS

The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained or incorporated by reference in this Proxy Statement and Prospectus and the Reorganization Agreement. Shareholders should carefully review this Proxy Statement and Prospectus and Reorganization Agreement in their entirety and, in particular, Large Cap Relative Value's Prospectus, which is attached to this Proxy Statement and incorporated herein by reference.

The Reorganization

The Reorganization Agreement provides for the transfer of substantially all the assets of Equity, subject to stated liabilities, to Large Cap Relative Value in exchange for the Large Cap Relative Value Shares. The aggregate net asset value of the Large Cap Relative Value Shares issued in the exchange will equal the aggregate value of the net assets of Equity received by Large Cap Relative Value. On or after the closing date scheduled for the Reorganization (the "Closing Date"), Equity will distribute the Large Cap Relative Value Shares received by Equity to Shareholders as of the Valuation Date (as defined below under "The Reorganization Agreement") in complete liquidation of Equity, and Equity will be terminated as a series of the Trust. As a result of the Reorganization, each Shareholder will receive that number of full and fractional Large Cap Relative Value Shares equal in value to such Shareholder's pro rata interest in the net assets of Equity transferred to Large Cap Relative Value. Pursuant to the Reorganization, each Shareholder will receive the class of shares of Large Cap Relative Value that corresponds to the class of shares of Equity currently held by that Shareholder. Accordingly, as a result of the Reorganization, each Institutional Class and Adviser Class Shareholder of Equity will become a holder of Class A and Class B shares of Large Cap Relative Value, respectively. Shareholders holding their shares of Equity in certificate form will be asked to surrender their certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of Large Cap Relative Value; however, such Shareholders will not be able to redeem, transfer or exchange the Large Cap Relative Value Shares received until the old certificates have been surrendered. The Board has determined that the interests of Shareholders will not be diluted as a result of the Reorganization.

At least one but not more than 20 business days prior to the Valuation Date, Equity will declare and pay a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to Shareholders all of Equity's investment company taxable income for all periods since the inception of Equity through and including the Valuation Date (computed without regard to any dividends paid deduction), and all of Equity's net capital gain, if any, realized in such periods (after reduction for any capital loss carryovers).

For the reasons set forth below under "The Reorganization — The Board's Considerations," the Board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has concluded that the Reorganization is in the best interests of Equity and its Shareholders and recommends approval of the Reorganization Agreement.

Fee Table

The following table briefly describes the fees and expenses that a shareholder of Equity and Large Cap Relative Value may pay if they buy and hold shares of each respective Portfolio. Annual Fund Operating Expenses are based on expenses paid by each of Equity for its fiscal year ended September 30, 2005 and Large Cap Relative Value for its fiscal year ended December 31, 2004, adjusted to reflect current fees in effect as of November 1, 2004. Equity and Large Cap Relative Value each pays expenses for management of its assets, distribution of its shares and other services, and those expenses are reflected in the net asset value per share of each Portfolio. The table also sets forth pro forma fees for the surviving combined portfolio (Large Cap Relative Value) (the "Combined Portfolio") reflecting what the fee schedule would have been on June 30, 2005, if the Reorganization had been consummated twelve (12) months prior to that date.

Shareholder Fees (fees paid directly from a shareholder's investment)

	Equity	Large Cap Relative Value	Pro Forma Combined Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Institutional Class/Class A	none	none	none
Adviser Class/Class B	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Institutional Class/Class A	none	none	none
Adviser Class/Class B	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage based on the lesser of the offering price or net asset value at redemption)
Institutional Class/Class A	none	none	none
Adviser Class/Class B	none	none	none
Redemption Fee(1)
Institutional Class/Class A	2.00%	2.00%	2.00%
Adviser Class/Class B	2.00%	2.00%	2.00%
Exchange Fee(1)
Institutional Class/Class A	none	none	none
Adviser Class/Class B	none	none	none

(1)	As of August 29, 2005, a 2% redemption fee is payable to the Trust or the Company on shares redeemed or exchanged within seven days of purchase. See "Comparison of Equity and Large Cap Relative Value — Purchases, Exchanges and Redemptions" for more information on redemption fees.

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)

	Equity(1)		Large Cap Relative Value		Pro Forma Combined Portfolio(3)
Advisory Fees*
Institutional Class/Class A	[0.50	]%	0.50	%(2)	0.45%
Adviser Class/Class B	[0.50	]%	0.50	%(2)	0.45%
Distribution and Service (12b-1) Fees
Institutional Class/Class A	none		none		none
Adviser Class/Class B	[0.25	]%	0.25%		0.25%
Other Expenses
Institutional Class/Class A	[0.15	]%	0.19%		0.14%
Adviser Class/Class B	[0.15	]%	0.19%		0.15%
Total Annual Fund Operating Expenses
Institutional Class/Class A	[0.65	]%	0.69	%(2)	0.60%
Adviser Class/Class B	[0.90	]%	0.94	%(2)	0.85%
Fee Waiver / Expense Reimbursement
Institutional Class/Class A	none		none		none
Adviser Class/Class B	none		none		none
Net Operating Expenses
Institutional Class/Class A	[0.65	]%	0.69	%(2)	0.60%
Adviser Class/Class B	[0.90	]%	0.94	%(2)	0.85%

*	Expense information has been restated to reflect current fees in effect as of November 1, 2004.

(1)	The Portfolio Architect program (the "Program") is a mutual fund wrap fee asset allocation program including Morgan Stanley and Van Kampen mutual funds. In November 2005, the assets of Equity decreased by approximately [63]% as a result of the realignment of funds included in the Program. Due to this decrease in assets, Equity's expense ratio is expected to increase. This table does not reflect the effects of the realignment of the Program.

(2)	The advisory fees for Large Cap Relative Value shown in the table above are the highest that could be charged. This table does not show the effects of the Investment Adviser's voluntary fee waivers and/or expense reimbursements. The Investment Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse Large Cap Relative Value, so that total annual portfolio operating expenses will not exceed 0.70% for Class A shares and 0.95% for Class B shares.

In determining the actual amount of voluntary advisory fee waiver and/or expense reimbursement for Large Cap Relative Value, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from annual operating expenses. If these expenses were included, the Portfolio's total operating expenses after voluntary fee waivers and/or expense reimbursements would exceed the percentage limits in the preceding paragraph.

The fee waivers and/or expense reimbursements of Large Cap Relative Value are voluntary and the Investment Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

(3)	Pro forma expenses are calculated based on the assets of Equity and Large Cap Relative Value as of June 30, 2005.

Example

To attempt to show the effect of these expenses on an investment over time, the hypothetical shown below has been created. The example assumes that an investor invests $10,000 in either Equity or Large Cap Relative Value or the Combined Portfolio, that the investment has a 5% return each year and that the operating expenses for each Portfolio remain the same (as set forth in the chart above). Although a shareholder's actual costs may be higher or lower, the table below shows a shareholder's costs at the end of each period based on these assumptions.

	1 year	3 years	5 years	10 years
Equity
Institutional Class	$66	$208	$362	$810
Adviser Class	$92	$287	$498	$1,108
Large Cap Relative Value
Class A	$70	$221	$384	$859
Class B	$96	$300	$520	$1,155
Pro Forma Combined Portfolio
Class A	$61	$192	$335	$750
Class B	$87	$271	$471	$1,049

The purpose of the foregoing fee table is to assist the shareholder in understanding the various costs and expenses that a shareholder in each Portfolio will bear directly or indirectly. For a more complete description of these costs and expenses, see "Comparison of Equity and Large Cap Relative Value — Investment Management and Distribution Plan Fees; Other Significant Fees; and Purchases, Exchanges and Redemptions" below.

Tax Consequences of the Reorganization

As a condition to the Reorganization, the Trust, on behalf of Equity, has requested an opinion of Clifford Chance US LLP to the effect that the Reorganization will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by Equity, Large Cap Relative Value or their Shareholders for federal income tax purposes as a result of the transactions included in the Reorganization. For further information about the tax consequences of the Reorganization, see "The Reorganization — Tax Aspects of the Reorganization" below.

Comparison of Equity and Large Cap Relative Value

Investment Objectives and Policies.    The investment objective of Equity is to seek above-average total return over a market cycle of three to five years. The investment objective of Large Cap Relative Value is to seek high total return by investing primarily in equity securities that the Investment Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

Equity invests primarily in common stocks of large U.S. companies with market capitalizations generally greater than $1 billion. It may invest, to a limited extent, in stocks of small companies. Equity may invest up to 25% of its total assets in foreign equity securities. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. Under normal circumstances, at least 80% of Equity's assets will be invested in common stocks.

Under normal circumstances, Large Cap Relative Value invests at least 80% of its assets in equity securities of U.S. issuers with capitalizations within the range of companies included in the Russell 1000 Value Index. As of June 30, 2005, these market capitalizations ranged between $457.2 million and $367.5 billion. Large Cap Relative Value may invest up to 25% of its total assets in securities of foreign issuers. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. Large Cap Relative Value also may invest up to 15% of its total assets in real estate investment trusts ("REITs").

The principal differences between the investment policies of Equity and Large Cap Relative Value are more fully described under "Comparison of Investment Objectives, Policies and Restrictions" below.

The investment policies of both Equity and Large Cap Relative Value are not fundamental and may be changed by the Board of Trustees/Directors of the Trust and the Company, respectively.

Investment Advisory and Distribution Plan Fees.    Equity and Large Cap Relative Value both obtain investment advisory services from the Investment Adviser. For their fiscal years ended September 30, 2005 and December 31, 2004, the rate of Investment Adviser compensation, calculated daily, for Equity and Large Cap Relative Value was 0.50% and 0.50%, respectively, adjusted to reflect current fees in effect as of November 1, 2004. Each class of both Portfolios' shares is subject to the same advisory fee rates applicable to the respective Portfolio.

The Trust and the Company have each adopted a Plan of Distribution with respect to the Adviser Class shares of Equity and the Class B shares of Large Cap Relative Value, respectively, pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. There are no 12b-1 fees applicable to Equity's Institutional Class shares or Large Cap Relative Value's Class A shares. Under the Plan, each Portfolio pays Morgan Stanley Distribution, Inc. (the "Distributor") a distribution fee of 0.25% of the Adviser Class or Class B shares' average daily net assets on an annualized basis. The distribution fee compensates the Distributor for marketing and selling Adviser Class or Class B shares. The Distributor may pay others for providing distribution-related and other services, including account maintenance services. For further information relating to the 12b-1 fees applicable to Class B shares of Large Cap Relative Value, see the section entitled "Shareholder Information — Distribution of Portfolio Shares" in Large Cap Relative Value's Prospectus attached hereto as Exhibit B.

Other Significant Fees.    Both Equity and Large Cap Relative Value pay additional fees in connection with their operations, including legal, auditing, transfer agent and custodial fees. See "Synopsis — Fee Table" above for the percentage of average net assets represented by such "Other Expenses."

Purchases, Exchanges and Redemptions.    Equity's Institutional Class and Adviser Class shares, respectively, are available to clients of the Adviser with combined investments of $5,000,000 and $500,000, respectively (minimum additional investment of $1,000 in each case) and corporations or other institutions, such as trusts and foundations.

With respect to Large Cap Relative Value, the minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares. The minimum additional investment generally is $1,000 for each account that an investor has. If the value of an account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, and remains below the minimum initial investment amount for 60 consecutive days, such account may be subject to involuntary conversion or involuntary redemption. An investor would be notified prior to any such conversions or redemptions. The Investment Adviser may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through certain third parties. For further information relating to minimum investment requirements of Large Cap Relative Value, please see the section entitled "Shareholder Information — How to Purchase Shares" in Large Cap Relative Value's Prospectus attached hereto as Exhibit B.

Each class of shares of each Portfolio is offered at net asset value with no initial sales charge. Shares of each Portfolio that are redeemed within seven days of purchase will be subject to a 2% redemption fee, payable to the Trust or the Company as applicable. The redemption fee is designed to protect Equity and Large Cap Relative Value and their remaining shareholders from the effects of short-term trading. The redemption fee does not apply to systematic withdrawal/exchange plans, pre-approved asset allocation programs, shares received by reinvesting income dividends or capital gain distributions and affiliated fund of funds. The redemption fee is based on, and deducted from, the redemption proceeds. Each time an investor redeems or exchanges shares, the shares held the longest will be redeemed or exchanged first.

Shares of each class of Equity and Large Cap Relative Value, respectively, may be exchanged for shares of the same class of any other available portfolios of the Trust or Company, respectively, without the imposition of an exchange fee (but exchanges made within seven days of purchase will be subject to the redemption fee as described above). In addition, Institutional Class and Adviser Class shares of Equity may be exchanged for Class A and Class B shares, respectively, of available portfolios of the Company, and Class A and Class B shares of Large Cap Relative Value may be exchanged for

Institutional Class and Adviser Class shares, respectively, of other available portfolios of the Trust. Upon consummation of the Reorganization, the foregoing exchange privileges available to current Shareholders of Large Cap Relative Value will still be applicable to shareholders of the Combined Portfolio.

Shareholders of Equity and Large Cap Relative Value may redeem their shares for cash at any time at the net asset value per share next determined.

Dividends.    Each Portfolio declares dividends separately for each of its classes. Each Portfolio pays dividends from net investment income quarterly and distributes net realized capital gains, if any, at least annually. With respect to each Portfolio, dividends and capital gains distributions are automatically reinvested in additional shares of the same class of shares of the Portfolio at net asset value unless the shareholder elects to receive cash.

Financial Highlights.    The financial highlights tables that follow are intended to help you understand the financial performance of the Class A shares and Class B shares of Large Cap Relative Value, and of the Institutional Class shares and the Adviser Class shares of Equity, for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by                          (except for the information for Large Cap Relative Value for the six months ended June 30, 2005).                             's report, along with each Portfolio's financial statements, are in the Company's Annual Report for the fiscal year ended December 31, 2004 and the Trust's Annual Report for the fiscal year ended September 30, 2005, each of which is incorporated herein by reference.

Large Cap Relative Value

	Class A
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.52		$9.30	$7.21	$9.68	$10.32	$9.63
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.08†		0.12†	0.13†	0.14†	0.15†	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.16		1.23	2.09	(2.47)	(0.31)	1.54
Total from Investment Operations	0.24		1.35	2.22	(2.33)	(0.16)	1.70
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.13)	(0.13)	(0.14)	(0.15)	(0.16)
Net Realized Gain	—		—	—	—	(0.33)	(0.85)
Total Distributions	(0.03)		(0.13)	(0.13)	(0.14)	(0.48)	(1.01)
Net Asset Value, End of Period	$10.73		$10.52	$9.30	$7.21	$9.68	$10.32
Total Return	2.29	%#	14.56%	31.05%	(24.22)%	(1.55)%	18.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,218		$90,938	$108,997	$76,452	$101,691	$70,454
Ratio of Expenses to Average Net Assets(1)	0.70	%*	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.53	%*	1.28%	1.62%	1.69%	1.56%	1.64%
Portfolio Turnover Rate	27	%#	84%	130%	45%	50%	62%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.70	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		0.74%	0.77%	0.76%	0.79%	0.81%
Net Investment Income (Loss) to Average Net Assets	N/A		1.24%	1.55%	1.63%	1.47%	1.54%

	Class B
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
Selected Per Share Data and Ratios			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.51		$9.31	$7.21	$9.67	$10.32	$9.60
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.07†		0.10†	0.11†	0.12†	0.13†	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.15		1.20	2.10	(2.46)	(0.32)	1.56
Total from Investment Operations	0.22		1.30	2.21	(2.34)	(0.19)	1.68
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.10)	(0.11)	(0.12)	(0.13)	(0.11)
Net Realized Gain	—		—	—	—	(0.33)	(0.85)
Total Distributions	(0.02)		(0.10)	(0.11)	(0.12)	(0.46)	(0.96)
Net Asset Value, End of Period	$10.71		$10.51	$9.31	$7.21	$9.67	$10.32
Total Return	2.14	%#	14.07%	30.86%	(24.32)%	(1.89)%	17.92%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,687		$75,189	$72,180	$46,757	$24,597	$891
Ratio of Expenses to Average Net Assets(2)	0.95	%*	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	1.29	%*	1.05%	1.37%	1.44%	1.25%	1.35%
Portfolio Turnover Rate	27	%#	84%	130%	45%	50%	62%
(2)Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets	0.95	%*	N/A	N/A	N/A	N/A	N/A
Ratios before expense limitation:
Expenses to Average Net Assets	N/A		0.99%	1.02%	1.01%	1.04%	1.11%
Net Investment Income (Loss) to Average Net Assets	N/A		1.01%	1.30%	1.38%	1.17%	1.24%

†	Per share amount is based on average shares outstanding.

#	Not annualized

*	Annualized

Equity

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period		$8.90	$7.18	$9.75	$17.28
Income (Loss) from Investment Operations
Net Investment Income (Loss)		0.14†	0.11†	0.08†	0.09†
Net Realized and Unrealized Gain (Loss) on Investments		1.44	1.72	(2.57)	(4.78)
Total from Investment Operations		1.58	1.83	(2.49)	(4.69)
Distributions from and/or in Excess of:
Net Investment Income		(0.12)	(0.11)	(0.08)	(0.09)
Net Realized Gain		—	—	—	(2.75)
Total Distributions		(0.12)	(0.11)	(0.08)	(2.84)
Net Asset Value, End of Period		$10.36	$8.90	$7.18	$9.75
Total Return		17.83%	25.78%	(25.71)%	(30.58)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)		$182,508	$150,432	$171,698	$403,062
Ratio of Expenses to Average Net Assets(1)		0.66%	0.63%	0.66%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets		1.38%	1.35%	0.78%	0.71%
Portfolio Turnover Rate		113%	59%	93%	160%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets		0.66%	0.62%	0.66%	0.62%

	Adviser Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period		$8.88	$7.17	$9.71	$17.24
Income (Loss) from Investment Operations
Net Investment Income (Loss)		0.10†	0.09†	0.05†	0.06†
Net Realized and Unrealized Gain (Loss) on Investments		1.45	1.71	(2.55)	(4.78)
Total from Investment Operations		1.55	1.80	(2.50)	(4.72)
Distributions from and/or in Excess of:
Net Investment Income		(0.10)	(0.09)	(0.04)	(0.06)
Net Realized Gain		—	—	—	(2.75)
Total Distributions		(0.10)	(0.09)	(0.04)	(2.81)
Net Asset Value, End of Period		$10.33	$8.88	$7.17	$9.71
Total Return		17.49%	25.35%	(25.83)%	(30.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)		$5	$683	$601	$1,063
Ratio of Expenses to Average Net Assets(2)		0.91%	0.88%	0.91%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets		1.13%	1.10%	0.53%	0.48%
Portfolio Turnover Rate		113%	59%	93%	160%
(2)Supplemental Information on the Ratios to Average Net Assets:
Ratio of Expenses to Average Net Assets Including Expense Offsets		0.91%	0.87%	0.91%	0.86%

†	Per share amount is based on average shares outstanding.

PRINCIPAL RISK FACTORS

The share price and return of Large Cap Relative Value and Equity will fluctuate with changes in the market value of their respective portfolio securities. The market value of the Portfolios' portfolio securities will increase or decrease due to a variety of economic, market and political factors which cannot be predicted. The principal investment risks associated with an investment in Equity and Large Cap Relative Value are summarized in the table below.

Name of Fund	Principal Investment Risks
Equity	• stock market risk • stock selection risk • foreign securities risk, including foreign currency risk
Large Cap Relative Value	• stock market risk • stock selection risk • foreign securities risk, including foreign currency risk • risk of investing in REITs

Equity Securities

Equity invests primarily in common stocks, particularly of large U.S. companies with market capitalizations generally greater than $1 billion. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Equity may also invest, to a limited extent, in stocks of small companies. Investments in smaller companies may involve greater risk than investments in larger, more established companies. The securities issued by smaller companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Large Cap Relative Value primarily invests in equity securities of companies with capitalizations within the rank of companies included in the Russell 1000 Value Index. As of June 30, 2005, these market capitalizations ranged between $457.2 million and $367.5 billion. The equity securities in which Large Cap Relative Value invests are subject to the same risks as the equity securities in which Equity invests. In addition, at times the Portfolio's market sector, undervalued equity securities of large-capitalization companies, may underperform relative to other sectors or the overall market.

Foreign Securities

Each Portfolio may invest up to 25% of its total assets in securities of foreign issuers. This percentage limitation does not apply to securities of foreign companies that are listed in the United States on a national exchange. Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, a Portfolio's investments in foreign countries may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

REITs

Large Cap Relative Value also may invest in REITs. Large Cap Relative Value shareholders are subject to duplicate levels of fees when the Portfolio invests in REITs. The performance of REIT holdings may be negatively affected by the type of property in which the REIT invests, how underlying properties are managed, a downturn in real estate values and the failure of a company to qualify as a REIT under federal tax laws.

The foregoing discussion is a summary of the principal risk factors. For a more complete discussion of the risks of each Portfolio, see "Equity Portfolio — Risks," "Equity Portfolio — Investment Strategies and Related Risks" in Equity's Prospectus, and "Large Cap Relative Value Portfolio — Risks" and "Additional Risk Factors and Information" in the Large Cap Relative Value Prospectus.

THE REORGANIZATION

The Proposal

The Board of Trustees of the Trust, including the Independent Trustees, having reviewed the financial position of Equity and the prospects for achieving economies of scale through the Reorganization and having determined that the Reorganization is in the best interests of Equity and its Shareholders and that the interests of Shareholders will not be diluted as a result thereof, recommends approval of the Reorganization by Shareholders of Equity.

The Board's Consideration

At a meeting held on October 27, 2005, the Board of Trustees of the Trust, including the Independent Trustees, unanimously approved the Reorganization Agreement on behalf of Equity and determined to recommend that Shareholders approve the Reorganization Agreement. In reaching this decision, the Board made an extensive inquiry into a number of factors, particularly Equity's inability to gain assets as expected and the comparative expenses currently incurred in the operations of Equity and Large Cap Relative Value. In particular, the Board considered that Equity's assets were expected to decrease by approximately 63% due to the realignment of funds included in the Portfolio Architect program, a mutual fund wrap fee asset allocation program including Morgan Stanley and Van Kampen funds. The Board also considered other factors, including, but not limited to: the general compatibility of the investment objectives, policies and restrictions of Equity and Large Cap Relative Value; the terms and conditions of the Reorganization which would affect the price of shares to be issued in the Reorganization; the tax-free nature of the Reorganization; and any direct or indirect costs to be incurred by Equity and Large Cap Relative Value in connection with the Reorganization.

In recommending the Reorganization to Shareholders, the Board of the Trust considered that the Reorganization would have the following benefits to Shareholders:

1.    Once the Reorganization is consummated, the expenses which would be borne by shareholders of each class of the Combined Portfolio will be lower on a percentage basis than the expenses of each corresponding class of Equity. Furthermore, to the extent that the Reorganization would result in Shareholders becoming shareholders of a combined larger fund, further economies of scale could be achieved since various fixed expenses (e.g., auditing and legal) can be spread over a larger number of shares.

2.    Shareholders will have continued participation in a fund that invests principally in equity securities of U.S. companies and is managed by the same investment team.

3.    The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, pursuant to which no gain or loss will be recognized by Equity, Large Cap Relative Value or their Shareholders for federal income tax purposes as a result of transactions included in the Reorganization.

In light of the reduction in annual operating expenses and other potential benefits of the Reorganization, as well as the uncertainty regarding the extent to which any lost capital loss carryovers could have been utilized for the benefit of Equity Shareholders (as set forth in greater detail herein under "The Reorganization — Tax Aspects of the Reorganization"), the Board concluded that the Reorganization was in the best interests of Equity Shareholders, notwithstanding the potential loss of capital loss carryovers.

The Board of the Company, on behalf of Large Cap Relative Value, including a majority of the Independent Directors, also has determined that the Reorganization is in the best interests of Large Cap Relative Value and its shareholders and that the interests of existing shareholders of Large Cap Relative Value will not be diluted as a result thereof. The Combined Portfolio will have a reduced expense ratio and may benefit from a potentially more diversified portfolio and potentially better pricing on portfolio transactions (given the larger asset base) and from more effective distribution efforts following the elimination of a similar competing Morgan Stanley portfolio.

The Reorganization Agreement

The terms and conditions under which the Reorganization would be consummated, as summarized below, are set forth in the Reorganization Agreement. This summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A to this Proxy Statement and Prospectus. Capitalized terms used in this section have the meanings ascribed to them in the Reorganization Agreement.

The Reorganization Agreement provides that (i) Equity will transfer all of its assets, including portfolio securities, cash (other than cash amounts retained by Equity as a "Cash Reserve" in the amount sufficient to discharge its liabilities not discharged prior to the Valuation Date (as defined below) and for expenses of the dissolution), cash equivalents and receivables to Large Cap Relative Value on the Closing Date in exchange for the assumption by Large Cap Relative Value of stated liabilities of Equity, including all expenses, costs, charges and reserves, as reflected on an unaudited statement of assets and liabilities of Equity prepared by the Treasurer of Equity as of the Valuation Date (as defined below) in accordance with generally accepted accounting principles consistently applied from the prior audited period, and the delivery of the Large Cap Relative Value Shares; (ii) such Large Cap Relative Value Shares would be distributed to Shareholders on the Closing Date or as soon as practicable thereafter; (iii) Equity would be liquidated and terminated as a series of the Trust; and (iv) the outstanding shares of Equity would be canceled.

The number of Large Cap Relative Value Shares to be delivered to Equity will be determined by dividing the aggregate net asset value of each class of shares of Equity acquired by Large Cap Relative Value by the net asset value per share of the corresponding class of shares of Large Cap Relative Value; these values will be calculated as of the close of business of the New York Stock Exchange on the third business day following the receipt of the requisite approval by Shareholders of the Reorganization Agreement or at such other time as Equity and Large Cap Relative Value may agree (the "Valuation Date"). As an illustration, assume that on the Valuation Date, Adviser Class shares of Equity had an aggregate net asset value (not including any Cash Reserve of Equity) of $100,000. If the net asset value per Class B share of Large Cap Relative Value were $10 per share at the close of business on the Valuation Date, the number of Class B shares of Large Cap Relative Value to be issued would be 10,000 ($100,000 ÷ $10). These 10,000 Class B shares of Large Cap Relative Value would be distributed to the former Adviser Class shareholders of Equity. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.

On the Closing Date or as soon as practicable thereafter, Equity will distribute pro rata to its Shareholders of record as of the close of business on the Valuation Date, the Large Cap Relative Value Shares it receives. Each Shareholder will receive the class of shares of Large Cap Relative Value that corresponds to the class of shares of Equity currently held by that Shareholder. Accordingly, the Large Cap Relative Value Shares will be distributed as follows: each of the Class A and Class B shares of Large Cap Relative Value will be distributed to holders of the Institutional Class and Adviser Class shares of Equity, respectively. Large Cap Relative Value will cause its transfer agent to credit and confirm an appropriate number of Large Cap Relative Value Shares to each Shareholder. Certificates for Large Cap Relative Value Shares will be issued only upon written request of a Shareholder and only for whole shares, with fractional shares credited to the name of the Shareholder on the books of Large Cap Relative Value. Shareholders who wish to receive certificates representing their Large Cap Relative Value Shares must, after receipt of their confirmations, make a written request to Large Cap Relative Value's transfer agent, JPMorgan Investor Services Company, P.O. Box 182913, Columbus, Ohio 43218-2913. Shareholders of Equity holding their shares in certificate form will be asked to surrender such certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of Large Cap Relative Value; however, such Shareholders will not be able to redeem, transfer or exchange the Large Cap Relative Value Shares received until the old certificates have been surrendered.

The Closing Date will be the Valuation Date or the next business day following the Valuation Date. The consummation of the Reorganization is contingent upon the approval of the Reorganization by the Shareholders and the receipt of the other opinions and certificates set forth in Sections 6, 7 and 8 of the Reorganization Agreement and the occurrence of the events described in those Sections, certain of which may be waived by Equity or Large Cap Relative Value. The Reorganization Agreement may be amended in any mutually agreeable manner.

The Reorganization Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by Shareholders or by the mutual consent of the Trust, on behalf of Equity, and the Company, on behalf of Large Cap Relative Value. In addition, either party may terminate the Reorganization Agreement upon the occurrence of a material breach of the Reorganization Agreement by the other party or if, by [                    , 2006], any condition set forth in the Reorganization Agreement has not been fulfilled or waived by the party entitled to its benefits.

Under the Reorganization Agreement, within one year after the Closing Date, Equity shall: either pay or make provision for all of its liabilities and distribute any remaining amount of the Cash Reserve (after paying or making provision for such liabilities and the estimated cost of making the distribution) to former Shareholders of Equity that received Large Cap Relative Value Shares. Equity shall be terminated as a series of the Trust promptly following the distribution of shares of Large Cap Relative Value to Shareholders of record of Equity.

The effect of the Reorganization is that Shareholders who vote their shares in favor of the Reorganization Agreement are electing to sell their shares of Equity (at net asset value on the Valuation Date calculated after subtracting any Cash Reserve) and reinvest the proceeds in Large Cap Relative Value Shares at net asset value and without recognition of taxable gain or loss for federal income tax purposes. See "Tax Aspects of the Reorganization" below. As noted in "Tax Aspects of the Reorganization" below, if Equity recognizes net gain from the sale of securities prior to the Closing Date, such gain, to the extent not offset by capital loss carryforwards, will be distributed to Shareholders prior to the Closing Date and will be taxable to Shareholders as capital gain.

Shareholders will continue to be able to redeem their shares of Equity at net asset value next determined after receipt of the redemption request until the close of business on the business day next preceding the Closing Date. Redemption requests received by Equity thereafter will be treated as requests for redemption of shares of Large Cap Relative Value.

Tax Aspects of the Reorganization

Tax Consequences of the Reorganization to the Shareholders.    The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").

As a condition to the Reorganization, the Trust, on behalf of Equity, and the Company, on behalf of Large Cap Relative Value, have requested an opinion of Clifford Chance US LLP to the effect that, based on certain assumptions, facts, the terms of the Reorganization Agreement and representations set forth in the Reorganization Agreement or otherwise provided by Equity and Large Cap Relative Value:

1.    The transfer of Equity's assets in exchange for the Large Cap Relative Value Shares and the assumption by Large Cap Relative Value of certain stated liabilities of Equity followed by the distribution by Equity of the Large Cap Relative Value Shares to Shareholders in exchange for their Equity shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and Equity and Large Cap Relative Value will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

2.    No gain or loss will be recognized by Large Cap Relative Value upon the receipt of the assets of Equity solely in exchange for the Large Cap Relative Value Shares and the assumption by Large Cap Relative Value of the stated liabilities of Equity;

3.    No gain or loss will be recognized by Equity upon the transfer of the assets of Equity to Large Cap Relative Value in exchange for the Large Cap Relative Value Shares and the assumption by Large Cap Relative Value of the stated liabilities or upon the distribution of Large Cap Relative Value Shares to Shareholders in exchange for their Equity shares;

4.    No gain or loss will be recognized by Shareholders upon the exchange of the shares of Equity for the Large Cap Relative Value Shares;

5.    The aggregate tax basis for the Large Cap Relative Value Shares received by each of the Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the shares in Equity held by each such Shareholder immediately prior to the Reorganization;

6.    The holding period of the Large Cap Relative Value Shares to be received by each Shareholder will include the period during which the shares in Equity surrendered in exchange therefor were held (provided such shares in Equity were held as capital assets on the date of the Reorganization);

7.    The tax basis of the assets of Equity acquired by Large Cap Relative Value will be the same as the tax basis of such assets of Equity immediately prior to the Reorganization; and

8.    The holding period of the assets of Equity in the hands of Large Cap Relative Value will include the period during which those assets were held by Equity.

The advice of counsel is not binding on the Internal Revenue Service ("IRS") or the courts and neither Equity nor Large Cap Relative Value has sought a ruling with respect to the tax treatment of the Reorganization. The opinion of counsel, if delivered, will be based on the Code, regulations issued by the Treasury Department under the Code, court decisions, and administrative pronouncements issued by the IRS with respect to all of the foregoing, all as in effect on the date of the opinion, and all of which may be repealed, revoked or modified thereafter, possibly on a retroactive basis. In addition, it is possible that certain aspects of U.S. federal income taxation that are relevant to a holder of shares of Equity in light of the holder's particular situation will not be addressed by the opinion.

Shareholders should consult their tax advisors regarding the effect, if any, of the proposed transaction in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the proposed transaction, Shareholders should also consult their tax advisors as to state and local tax consequences, if any, of the proposed transaction.

Tax Consequences of the Reorganization to Equity and Large Cap Relative Value.    Under the Code, the Reorganization may result in limitations on the utilization of the capital loss carryovers of Equity and Large Cap Relative Value. The effect of any such limitations will depend on the existence and amount of Equity and Large Cap Relative Value capital loss carryovers, built-in capital losses and built-in capital gains at the time of the Reorganization. In general, a Portfolio will have built-in capital gains if the fair market value of its assets on the date of the Reorganization exceeds its tax basis in such assets and a fund or portfolio will have built-in capital losses if its tax basis in its assets exceeds the fair market value of such assets on the date of the Reorganization.

As of its last reported fiscal year end (September 30, 2005), Equity had approximately $74,868,000 of estimated capital loss carryovers. Additionally, as of September 30, 2005 Equity had approximately $21,058,000 of built-in capital gains. Large Cap Relative Value had approximately $4,493,000 of capital loss carryovers and approximately $19,414,000 of built-in capital gains as of December 31, 2004. Under the Code, each Portfolio's capital loss carryovers can be carried forward for eight years from the year in which incurred. The capital loss carryovers generally can be used in each of those eight years to offset any capital gains that are realized by the Portfolio in that year, but only to the extent that such gains exceed the capital losses (if any) that are realized by the Portfolio in that year. In addition, it is possible that the available capital loss carryovers of Equity may be further limited, as a result of transactions undertaken by Equity prior to the Reorganization. In general, to the extent that one or more transactions occurring prior to the Reorganization cause a 50% or greater change in the direct or indirect ownership of Equity during the applicable testing period, Equity will have a limited ability to use its capital loss carryovers in all periods following those transactions. These limitations could affect the amount of the capital loss carryovers of Equity that may be utilized by the Combined Portfolio following the Reorganization.

In general, following the Reorganization, the Combined Portfolio's ability to utilize the capital loss carryovers of Large Cap Relative Value and Equity will be subject to the following limitations, in addition to those described in the preceding paragraph:

1.    The Combined Portfolio can utilize the capital loss carryovers of Equity to offset against capital gains from sales of assets owned by Equity immediately before the Reorganization, but only to the extent that (x) such sales occur within a period ending approximately five years after the Reorganization and (y) the capital gains from such sales do not exceed the built-in capital gains of Equity on the date of the Reorganization;

2.    In addition to being able to utilize the capital loss carryovers of Equity as described in paragraph 1, the Combined Portfolio also may be able to utilize a further amount of the capital loss carryovers of Equity to offset against other capital gains each year, subject to limitations. This amount is determined based on certain facts as of and following the date of the Reorganization. If the Reorganization had occurred on September 30, 2005 then the maximum additional amount of Equity's carryovers that could be utilized each year would have been approximately $7,530,529 per year; and

3.    The Combined Portfolio can utilize the capital loss carryovers of Large Cap Relative Value to offset all capital gains realized by the Combined Portfolio after the Reorganization, other than capital gains described in paragraph 1.

It is uncertain how much of their respective capital loss carryovers Large Cap Relative Value and Equity would be able to utilize in future years if the Reorganization did not occur. The amount of capital loss carryovers that each Portfolio could utilize in future years if the Reorganization did not occur would depend on, among other things: whether the Portfolio has participated previously, or participated in the future, in some other transaction that resulted in limitations being imposed on the Portfolio's utilization of capital loss carryovers; the amount of capital gains that the Portfolio would be able to realize in future years before its capital loss carryovers expired; and the amount of capital losses that the Portfolio would realize in future years. The Reorganization may result in the Combined Portfolio being unable to utilize capital loss carryovers that could have been used if the transaction did not occur, but it cannot be determined with certainty to what extent this would be the case.

Description of Shares

Large Cap Relative Value Shares to be issued pursuant to the Reorganization Agreement will, when issued, be fully paid and non-assessable by Large Cap Relative Value and transferable without restrictions and will have no preemptive rights. For greater details regarding each Portfolio's shares, see "Shareholder Information" in each Portfolio's Prospectus.

Capitalization Table (unaudited)

The following table sets forth the capitalization of Large Cap Relative Value and Equity as of October 31, 2005 and on a pro forma combined basis as if the Reorganization had occurred on that date:

	Net Assets*	Shares Outstanding	Net Asset Value Per Share*
Institutional Class/Class A
Equity	$162,956,255	13,487,981	$12.08
Large Cap Relative Value	$99,618,224	8,892,562	$11.20
Combined Portfolio (pro forma)	$262,488,379	23,436,462	$11.20
Adviser Class/Class B
Equity	$0	none	$0.00
Large Cap Relative Value	$97,749,401	8,732,080	$11.19
Combined Portfolio (pro forma)	$97,711,975	8,732,080	$11.19
Total Institutional Class and Adviser Class/Class A and B
Equity	$162,956,255	13,487,981	$12.08
Large Cap Relative Value	$197,367,625	17,624,642	$11.20
Combined Portfolio (pro forma)	$360,200,354	32,168,542	$11.20

*	The pro forma net assets and net asset value per share reflect the payment of reorganization expenses of approximately $64,569 by Institutional Class shares of Equity and approximately $34,158 and $34,292 by Class A shares and Class B shares, respectively, of Large Cap Relative Value.

Appraisal Rights

Shareholders will have no appraisal rights in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives and Policies

The investment objective of Equity is to seek above-average total return over a market cycle of three to five years. Large Cap Relative Value's investment objective is to seek high total return by investing primarily in equity securities that the Investment Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

Equity

Equity invests primarily in common stocks of large U.S. companies with market capitalizations generally greater than $1 billion. The Portfolio may invest, to a limited extent, in stocks of small companies. The Portfolio may invest up to 25% of its total assets in foreign equity securities. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The Investment Adviser seeks attractively valued companies experiencing a change that the Investment Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Investment Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends. Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks.

Large Cap Relative Value

With respect to Large Cap Relative Value, the Investment Adviser seeks to construct a diversified portfolio of equity securities of U.S. and, to a limited extent, foreign issuers that will outperform the market over the long term. The Investment Adviser emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers. The Investment Adviser seeks attractively valued companies experiencing a change that the Investment Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Investment Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of companies with capitalizations within the range of companies included in the Russell 1000 Value Index. As of June 30, 2005, these market capitalizations ranged between $457.2 million and $367.5 billion.

Large Cap Relative Value may also invest up to 25% of its total assets in securities of foreign issuers. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. Up to 15% of Large Cap Relative Value's net assets may be invested in REITs. Large Cap Relative Value also may invest up to 10% of its assets in shares of various exchange-traded funds ("ETFs"). No more than 5% of the Portfolio's net assets will be invested in any one ETF.

Each Portfolio may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage risks. Each Portfolio may use derivatives for other purposes, such as gaining exposure to foreign markets.

During periods in which, in the opinion of the Investment Adviser, economic, financial or political conditions make it advisable, both Portfolios may invest without limit in cash and certain short- and medium-term fixed income securities for temporary defensive purposes.

The investment policies of both Equity and Large Cap Relative Value are not fundamental and may be changed by their respective Boards. The foregoing discussion is a summary of the principal differences and similarities between the investment policies of the Portfolios. For a more complete discussion of each Portfolio's policies, see "Equity Portfolio — Approach; Process" in Equity's Prospectus and "Large Cap Relative Value Portfolio — Approach; Process" in Large Cap Relative Value's Prospectus, and "Investment Policies and Strategies" in the Statement of Additional Information for each of the Trust, with respect to Equity, and the Company, with respect to Large Cap Relative Value relating to both Portfolios.

Investment Restrictions

The investment restrictions adopted by Equity and Large Cap Relative Value as fundamental limitations are substantially similar and are summarized under the caption "Investment Limitations" in the Statement of Additional Information of the Trust, relating to Equity, and of the Company, relating to Large Cap Relative Value. A fundamental investment restriction cannot be changed without the vote of the lesser of: (i) at least 67% of the voting securities of a fund or portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund or portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of a fund or portfolio.

The material differences are as follows: Equity may enter into reverse repurchase agreements which are essentially a type of borrowing, while Large Cap Relative Value may not enter into such agreements. In addition, pursuant to an order from the SEC, Equity may enter into interfund lending arrangements permitting Equity to lend money directly to and borrow from other portfolios of the Trust for temporary purposes.

ADDITIONAL INFORMATION ABOUT EQUITY
AND LARGE CAP RELATIVE VALUE

General

For a discussion of the organization and operation of Large Cap Relative Value and Equity, see "Fund Management" and "Investment Summary" in each Portfolio's Prospectus. For a discussion of the organization and operation of the Company and the Trust, see "General Information — Fund History" in each Portfolio's Statement of Additional Information.

Financial Information

For certain financial information about Large Cap Relative Value, see "Financial Highlights — Large Cap Relative Value" in Large Cap Relative Value's Prospectus. For certain financial information about Equity, see "Comparison of Equity and Large Cap Relative Value — Financial Highlights — Equity" in this Proxy Statement and Prospectus.

Management

For information about the Board of Trustees/Directors, Investment Adviser and the Distributor of Large Cap Relative Value and Equity, see "Fund Management — Investment Adviser" in each Portfolio's Prospectus and "Distribution of Shares" and "Management of the Fund" in each Portfolio's Statement of Additional Information.

Description of Shares and Shareholder Inquiries

For a description of the nature and most significant attributes of shares of Equity and Large Cap Relative Value, and information regarding shareholder inquiries, see "General Information" in each Portfolio's Statement of Additional Information as well as "Shareholder Information" and "Where to Find Additional Information" in each Portfolio's Prospectus.

Dividends, Distributions and Taxes

For a discussion of Large Cap Relative Value's and Equity's policies with respect to dividends, distributions and taxes, see "Shareholder Information — Dividends and Distributions; Taxes" in each Portfolio's Prospectus, "Taxes" in each Portfolio's Statement of Additional Information, and the discussions herein under "Synopsis — Comparison of Equity and Large Cap Relative Value — Dividends," "Synopsis — Tax Consequences of the Reorganization," and "The Reorganization — Tax Aspects of the Reorganization."

Purchases, Exchanges and Redemptions

For a discussion of how Large Cap Relative Value's and Equity's shares may be purchased, exchanged and redeemed, see "Shareholder Information — How to Purchase Shares; "Shareholder Information — Exchange Privilege"; "Shareholder Information — How to Redeem Shares" in each Portfolio's Prospectus, "Purchase of Shares" and "Redemption of Shares" in each Portfolio's Statement of Additional Information and the discussion herein under "Synopsis — Comparison of Equity and Large Cap Relative Value — Purchases, Exchanges and Redemptions."

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For a discussion of the performance of Equity, see the Trust's Annual Report for its fiscal year ended September 30, 2005. For a discussion of the performance of Large Cap Relative Value, see the Company's Annual Report for the fiscal year ended December 31, 2004 accompanying this Proxy Statement and Prospectus.

FINANCIAL STATEMENTS AND EXPERTS

The financial statements of Large Cap Relative Value, for the fiscal year ended December 31, 2004, and Equity, for the fiscal year ended September 30, 2005, that are incorporated by reference in the Statement of Additional Information relating to the Registration Statement on Form N-14 of which this Proxy Statement and Prospectus forms a part, have been audited by                                         , independent registered public accounting firm. The financial statements have been incorporated by reference in reliance upon such reports given upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Large Cap Relative Value will be passed upon by Clifford Chance US LLP, New York, New York. Such firm will rely on Maryland counsel as to matters of Maryland law.

AVAILABLE INFORMATION

Additional information about Equity and Large Cap Relative Value is available, as applicable, in the following documents which are incorporated herein by reference: (i) Large Cap Relative Value's Prospectus dated April 29, 2005, as supplemented, attached to this Proxy Statement and Prospectus, which Prospectus forms a part of Post-Effective Amendment No. 53 to the Company's Registration Statement on Form N-1A (File Nos. 033-23166; 811-05624); (ii) the Company's Annual Report for its fiscal year ended December 31, 2004, accompanying this Proxy Statement and Prospectus; (iii) Equity's Prospectus dated January 31, 2005, which Prospectus forms a part of Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A (File Nos. 02-89729; 811-03980); and (iv) the Trust's Annual Report for its fiscal year ended September 30, 2005. The foregoing documents may be obtained without charge by calling (800) 548-7786 (toll-free).

Equity and Large Cap Relative Value are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the Commission. Proxy material, reports and other information about Equity and Large Cap Relative Value which are of public record can be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information about the Reference Room's operations may be obtained by calling the Commission at (202) 942-8090. Reports and other information about each Portfolio and the Company are available on the EDGAR Database on the Commission's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

OTHER BUSINESS

Management of Equity knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

By Order of the Board of Trustees

Mary E. Mullin, Secretary

January     , 2006

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this          day of January 2006, by and between MORGAN STANLEY INSTITUTIONAL FUND, INC. (the "Company"), a Maryland corporation, on behalf of LARGE CAP RELATIVE VALUE PORTFOLIO ("Acquiring Portfolio"), and MORGAN STANLEY INSTITUTIONAL FUND TRUST (the "Trust"), a Pennsylvania trust, on behalf of EQUITY PORTFOLIO ("Acquired Portfolio").

This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Treas. Reg. 1.368-2(g), for a reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer to Acquiring Portfolio of substantially all of the assets of Acquired Portfolio in exchange for the assumption by Acquiring Portfolio of all stated liabilities of Acquired Portfolio and the issuance by Acquiring Portfolio of shares of common stock, par value $0.001 per share (the "Acquiring Portfolio Shares"), to be distributed, after the Closing Date hereinafter referred to, to the shareholders of Acquired Portfolio in liquidation of Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	THE REORGANIZATION AND LIQUIDATION OF ACQUIRED PORTFOLIO

1.1    Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust, on behalf of Acquired Portfolio, agrees to assign, deliver and otherwise transfer the Acquired Portfolio Assets (as defined in paragraph 1.2) to Acquiring Portfolio and the Company, on behalf of Acquiring Portfolio, agrees in exchange therefor to assume all of Acquired Portfolio's stated liabilities on the Closing Date as set forth in paragraph 1.3(a) and to deliver to Acquired Portfolio the number of Acquiring Portfolio Shares, including fractional Acquiring Portfolio Shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

1.2   (a)    The "Acquired Portfolio Assets" shall consist of all property, including without limitation, all cash (other than the "Cash Reserve" (as defined in paragraph 1.3(b)), cash equivalents, securities and dividend and interest receivables owned by Acquired Portfolio, and any deferred or prepaid expenses shown as an asset on Acquired Portfolio's books on the Valuation Date.

(b)    On or prior to the Valuation Date, the Trust, on behalf of Acquired Portfolio, will provide Acquiring Portfolio with a list of all of Acquired Portfolio's assets to be assigned, delivered and otherwise transferred to Acquiring Portfolio and a list of the stated liabilities to be assumed by Acquiring Portfolio pursuant to this Agreement. The Trust, on behalf of Acquired Portfolio, reserves the right to sell any of the securities on such list but will not, without the prior approval of the Company, on behalf of Acquiring Portfolio, acquire any additional securities other than securities of the type in which Acquiring Portfolio is permitted to invest and in amounts agreed to in writing by the Company, on behalf of Acquiring Portfolio. The Company, on behalf of Acquiring Portfolio, will, within a reasonable time prior to the Valuation Date, furnish Acquired Portfolio with a statement of Acquiring Portfolio's investment objectives, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to Acquiring Portfolio's investment objectives, policies and restrictions. In the event that Acquired Portfolio holds any investments that Acquiring Portfolio is not permitted to hold, the Trust, on behalf of Acquired Portfolio, will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of Acquired Portfolio and Acquiring Portfolio, when aggregated, would contain investments exceeding certain percentage limitations imposed upon Acquiring Portfolio with respect to such investments, the Trust, on behalf of Acquired Portfolio, if requested by the Company, on behalf of Acquiring Portfolio, will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

1.3   (a)    The Trust, on behalf of Acquired Portfolio, will endeavor to discharge all of Acquired Portfolio's liabilities and obligations on or prior to the Valuation Date. The Company, on behalf of Acquiring Portfolio, will assume all stated liabilities, which includes, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of Acquired Portfolio prepared by the Treasurer of Acquired Portfolio as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

(b)    On the Valuation Date, the Trust, on behalf of Acquired Portfolio, may establish a cash reserve, which shall not exceed 5% of Acquired Portfolio's net assets as of the close of business on the Valuation Date ("Cash Reserve") to be retained by the Company, on behalf of Acquired Portfolio, and used for the payment of Acquired Portfolio's liabilities not discharged prior to the Valuation Date and for the expenses of dissolution.

1.4    In order for the Acquired Portfolio to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, the Trust, on behalf of Acquired Portfolio, will on or before the Valuation Date (a) declare a dividend in an amount large enough so that Acquired Portfolio will have declared dividends of all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

1.5    On the Closing Date or as soon as practicable thereafter, Acquired Portfolio will distribute Acquiring Portfolio Shares received by Acquired Portfolio pursuant to paragraph 1.1 pro rata to Acquired Portfolio's shareholders of record determined as of the close of business on the Valuation Date ("Acquired Portfolio Shareholders"). Each Acquired Portfolio Shareholder will receive the class of shares of Acquiring Portfolio that corresponds to the class of shares of Acquired Portfolio currently held by that Acquired Portfolio Shareholder. Accordingly, the Acquiring Portfolio Shares will be distributed as follows: each of the Class A and Class B shares of Acquiring Portfolio will be distributed to holders of Institutional Class and Adviser Class shares of Acquired Portfolio, respectively. Such distribution will be accomplished by an instruction, signed by Acquired Portfolio's Secretary, to transfer Acquiring Portfolio Shares then credited to Acquired Portfolio's account on the books of Acquiring Portfolio to open accounts on the books of Acquiring Portfolio in the names of the Acquired Portfolio Shareholders and representing the respective pro rata number of Acquiring Portfolio Shares due such Acquired Portfolio Shareholders. All issued and outstanding shares of Acquired Portfolio simultaneously will be canceled on Acquired Portfolio's books; however, share certificates representing interests in Acquired Portfolio will represent a number of Acquiring Portfolio Shares after the Closing Date as determined in accordance with paragraph 2.3. The Company, on behalf of Acquiring Portfolio, will issue certificates representing Acquiring Portfolio Shares in connection with such exchange only upon the written request of an Acquired Portfolio Shareholder.

1.6    Ownership of Acquiring Portfolio Shares will be shown on the books of Acquiring Portfolio's transfer agent. Acquiring Portfolio Shares will be issued in the manner described in Acquiring Portfolio's current Prospectus and Company's Statement of Additional Information.

1.7    Any transfer taxes payable upon issuance of Acquiring Portfolio Shares in a name other than the registered holder of Acquiring Portfolio Shares on Acquired Portfolio's books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom Acquiring Portfolio Shares are to be issued and transferred.

1.8    Any reporting responsibility of Acquired Portfolio is and shall remain the responsibility of Acquired Portfolio up to and including the date on which Acquired Portfolio is dissolved and terminated pursuant to paragraph 1.9.

1.9    Within one year after the Closing Date, the Trust, on behalf of Acquired Portfolio, shall pay or make provision for the payment of all Acquired Portfolio's liabilities and taxes, and distribute to the shareholders of Acquired Portfolio as of the close of business on the Valuation Date any remaining amount of the Cash Reserve (as reduced by the estimated cost of distributing it to shareholders). If and to the extent that any trust, escrow account, or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to shareholders of Acquired Portfolio, such entity shall either (i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of Acquired Portfolio for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. Acquired Portfolio shall be terminated as a series of the Trust promptly following the making of all distributions pursuant to paragraph 1.5 (and, in any event, within one year after the Closing Date).

1.10    Copies of all books and records maintained on behalf of Acquired Portfolio in connection with its obligations under the Investment Company Act of 1940, as amended ("1940 Act"), the Code, state blue sky laws or otherwise in connection with this Agreement will promptly be delivered after the Closing to officers of Acquiring Portfolio or their designee, and Acquiring Portfolio or its designee shall comply with applicable record retention requirements to which Acquired Portfolio is subject under the 1940 Act.

2.	VALUATION

2.1    The value of the Acquired Portfolio Assets shall be the value of such assets computed as of 4:00 p.m. on the New York Stock Exchange on the third business day following the receipt of the requisite approval by shareholders of Acquired Portfolio of this Agreement or at such time on such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in Acquiring Portfolio's then current Prospectus and the Company's Statement of Additional Information.

2.2    The net asset value of an Acquiring Portfolio Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in Acquiring Portfolio's then current Prospectus and the Company's Statement of Additional Information.

2.3    The number of Acquiring Portfolio Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of each class of Acquired Portfolio shares (determined in accordance with paragraph 2.1) by the net asset value per share of the corresponding class of shares of Acquiring Portfolio (determined in accordance with paragraph 2.2). For purposes of this paragraph, the aggregate net asset value of each class of shares of Acquired Portfolio shall not include the amount of the Cash Reserve.

2.4    All computations of value shall be made by JPMorgan Investor Services Company ("JPMorgan Services") in accordance with its regular practice in pricing Acquiring Portfolio. The Company, on behalf of Acquiring Portfolio, shall cause JPMorgan Services to deliver a copy of Acquiring Portfolio's valuation report at the Closing.

3.	CLOSING AND CLOSING DATE

3.1    The Closing shall take place on the Valuation Date or on the next business day following the Valuation Date (the "Closing Date"). The Closing shall be held as of 9:00 a.m. Eastern time, or at such other time as the parties may agree. The Closing shall be held in a location mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise provided.

3.2    Portfolio securities held by Acquired Portfolio and represented by a certificate or other written instrument shall be presented by it or on its behalf to JPMorgan Chase Bank (the "Custodian"), as custodian for Acquiring Portfolio, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by the Trust, on behalf of Acquired Portfolio, to the Custodian for the account of Acquiring Portfolio on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940

Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of "JPMorgan Chase Bank, Custodian for Morgan Stanley Institutional Fund, Inc."

3.3    In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both the Company, on behalf of Acquiring Portfolio, and the Trust, on behalf of Acquired Portfolio, accurate appraisal of the value of the net assets of Acquiring Portfolio or the Acquired Portfolio Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

3.4    If requested, the Trust, on behalf of Acquired Portfolio, shall deliver to the Company, on behalf of Acquiring Portfolio, or its designee (a) at the Closing, a list, certified by Acquired Portfolio's Secretary, of the names, addresses and taxpayer identification numbers of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Acquired Portfolio shares owned by each such Acquired Portfolio Shareholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Portfolio Shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Company, on behalf of Acquiring Portfolio, shall issue and deliver to such Secretary a confirmation evidencing delivery of Acquiring Portfolio Shares to be credited on the Closing Date to Acquired Portfolio or provide evidence satisfactory to the Trust, on behalf of Acquired Portfolio, that such Acquiring Portfolio Shares have been credited to Acquired Portfolio's account on the books of Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.	COVENANTS OF ACQUIRING PORTFOLIO AND ACQUIRED PORTFOLIO

4.1    Except as otherwise expressly provided herein with respect to Acquired Portfolio, the Company, on behalf of Acquiring Portfolio and the Trust, on behalf of Acquired Portfolio, will operate the business of each of Acquiring Portfolio and Acquired Portfolio in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

4.2    The Company will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended ("1933 Act"), relating to Acquiring Portfolio Shares ("Registration Statement"). The Trust, on behalf of Acquired Portfolio, will provide the Proxy Materials as described in paragraph 4.3 below for inclusion in the Registration Statement. The Company, on behalf of Acquiring Portfolio, and the Trust, on behalf of Acquired Portfolio, each agrees that each of Acquired Portfolio and Acquiring Portfolio will further provide such other information and documents as are reasonably necessary for the preparation of the Registration Statement.

4.3    The Trust, on behalf of Acquired Portfolio, will call a meeting of Acquired Portfolio's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. The Trust, on behalf of Acquired Portfolio, will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that the Company, on behalf of Acquiring Portfolio, will furnish Acquired Portfolio with its currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to Acquiring Portfolio as is reasonably necessary for the preparation of the Proxy Materials.

4.4    The Trust, on behalf of Acquired Portfolio, will assist Acquiring Portfolio in obtaining such information as Acquiring Portfolio reasonably requests concerning the beneficial ownership of Acquired Portfolio shares.

4.5    Subject to the provisions of this Agreement, the Company, on behalf of Acquiring Portfolio, and the Trust, on behalf of Acquired Portfolio, each agrees that Acquiring Portfolio and Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

4.6    The Trust, on behalf of Acquired Portfolio, shall furnish or cause to be furnished to Acquiring Portfolio within 30 days after the Closing Date a statement of Acquired Portfolio's assets and liabilities as of the Closing Date, which statement shall be certified by the Company's Treasurer and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, the Trust, on behalf of Acquired Portfolio, shall furnish Acquiring Portfolio, in such form as is reasonably satisfactory to Acquiring Portfolio, a statement certified by the Trust's Treasurer of Acquired Portfolio's earnings and profits for federal income tax purposes that will be carried over to Acquiring Portfolio pursuant to Section 381 of the Code.

4.7    As soon after the Closing Date as is reasonably practicable, the Trust (a) shall prepare and file all federal and other tax returns and reports of Acquired Portfolio required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

4.8    The Company agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue the Acquiring Portfolio's operations after the Closing Date.

5.	REPRESENTATIONS AND WARRANTIES

5.1    The Company, on behalf of Acquiring Portfolio, represents and warrants to the Trust, on behalf of Acquired Portfolio, as follows:

(a)    Acquiring Portfolio is a series of the Company, a validly existing Maryland corporation with full power to carry on its business as presently conducted;

(b)    The Company is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

(c)    All of the issued and outstanding shares of Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of Acquiring Portfolio are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Acquiring Portfolio is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

(d)    The current Prospectus of the Acquiring Portfolio and Statement of Additional Information of the Company conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e)    The Company is not in, and the execution, delivery and performance of this Agreement will not result in, a material violation of any provision of its Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquiring Portfolio is a party or by which it is bound;

(f)    No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, Acquiring Portfolio or any of their properties or assets which, if adversely determined, would materially and adversely affect Acquiring Portfolio's financial condition or the conduct of its business; and the Company knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;

(g)    The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the year ended December 31, 2004 of Acquiring Portfolio audited by                              (copies of which will be furnished to Acquired Portfolio), fairly present, in all material respects, Acquiring Portfolio's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there will be no known liabilities of Acquiring Portfolio (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

(h)    All issued and outstanding Acquiring Portfolio Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof. Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

(i)    The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Company, and this Agreement constitutes a valid and binding obligation of Acquiring Portfolio enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Acquiring Portfolio's performance of this Agreement;

(j)    Acquiring Portfolio Shares to be issued and delivered to Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof.

(k)    All material federal and other tax returns and reports of Acquiring Portfolio required by law to be filed on or before the Closing Date have been filed and are correct, and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of the Company's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

(l)    For each taxable year since its inception, Acquiring Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of the Company's obligations with respect to Acquiring Portfolio under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect, the ability of Acquiring Portfolio to continue to meet the requirements of Subchapter M of the Code;

(m)    Since December 31, 2004 there has been no change by Acquiring Portfolio in accounting methods, principles, or practices, including those required by generally accepted accounting principles;

(n)    The information furnished or to be furnished by the Company on behalf of Acquiring Portfolio for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(o)    The Proxy Materials to be included in the Registration Statement (only insofar as they relate to Acquiring Portfolio) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

5.2    The Trust, on behalf of Acquired Portfolio, represents and warrants to the Company, on behalf of Acquiring Portfolio, as follows:

(a)    Acquired Portfolio is a series of the Trust, a validly existing Pennsylvania trust with full power to carry on its business as presently conducted;

(b)    The Trust is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

(c)    All of the issued and outstanding shares of Acquired Portfolio have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of Acquired Portfolio are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Acquired Portfolio is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

(d)    The current Prospectus of Acquired Portfolio and Statement of Additional Information of the Trust conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e)    The Trust is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of its Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquired Portfolio is a party or by which it is bound;

(f)    No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, Acquired Portfolio or any of its properties or assets which, if adversely determined, would materially and adversely affect Acquired Portfolio's financial condition or the conduct of its business; and the Company knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;

(g)    The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Acquired Portfolio for the year ended September 30, 2005, audited by                                (copies of which have been or will be furnished to Acquiring Portfolio) fairly present, in all material respects, Acquired Portfolio's financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there were no known liabilities of Acquired Portfolio (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

(h)    Acquired Portfolio has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

(i)    All issued and outstanding shares of Acquired Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof. Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of shareholders submitted to Acquiring Portfolio pursuant to paragraph 3.4;

(j)    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust, and subject to the approval of Acquired Portfolio's shareholders, this Agreement constitutes a valid and binding obligation of Acquired Portfolio, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Acquired Portfolio's performance of this Agreement;

(k)    All material federal and other tax returns and reports of Acquired Portfolio required by law to be filed on or before the Closing Date shall have been filed and are correct and all federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

(l)    For each taxable year since its inception, Acquired Portfolio has met all the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of the Trust's obligations with respect to Acquired Portfolio under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect, the ability of Acquired Portfolio to continue to meet the requirements of Subchapter M of the Code;

(m)    At the Closing Date, the Trust, on behalf of Acquired Portfolio, will have good and valid title to the Acquired Portfolio Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by Acquired Portfolio which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, the Company, on behalf of Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

(n)    On the effective date of the Registration Statement, at the time of the meeting of Acquired Portfolio's shareholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective Acquiring Portfolio Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by the Trust on behalf of Acquired Portfolio for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable federal securities and other laws and regulations thereunder;

(o)    Acquired Portfolio will, on or prior to the Valuation Date, declare one or more dividends or other distributions to shareholders that, together with all previous dividends and other distributions to shareholders, shall have the effect of distributing to the shareholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

(p)    Acquired Portfolio has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the rules thereunder; and

(q)    Acquired Portfolio is not acquiring Acquiring Portfolio Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED PORTFOLIO

The obligations of the Trust, with respect to Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Company, on behalf of Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1    All representations and warranties of the Company made on behalf of Acquiring Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2    The Company, on behalf of Acquiring Portfolio, shall have delivered to Acquired Portfolio a certificate of the Company's President and Treasurer, in a form reasonably satisfactory to Acquired

Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust, on behalf of Acquired Portfolio, shall reasonably request;

6.3    The Trust, on behalf of Acquired Portfolio, shall have received a favorable opinion from Clifford Chance US LLP, counsel to Acquiring Portfolio, dated as of the Closing Date, to the effect that:

(a)    Acquiring Portfolio is a series of the Company, a validly existing Maryland corporation, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Maryland counsel may be relied upon in delivering such opinion); (b) the Company is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by the Company and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by the Company, on behalf of Acquired Portfolio, is a valid and binding obligation of Acquiring Portfolio enforceable against Acquiring Portfolio in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) Acquiring Portfolio Shares to be issued to Acquired Portfolio Shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable, and no shareholder of Acquiring Portfolio has any preemptive rights to subscription or purchase in respect thereof (Maryland counsel may be relied upon in delivering such opinion); (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Company's Articles of Incorporation or By-Laws; and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

6.4    As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any increase in the investment advisory fees or annual fees pursuant to Acquiring Portfolio's 12b-1 plan of distribution from those described in Acquiring Portfolio's Prospectus dated April 29, 2005, as supplemented, and the Company's Statement of Additional Information dated April 29, 2005, as supplemented.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING PORTFOLIO

The obligations of the Company, on behalf of Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of Acquired Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1    All representations and warranties of the Trust made on behalf of Acquired Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2    The Trust, on behalf of Acquired Portfolio, shall have delivered to Acquiring Portfolio at the Closing a certificate of the Trust's President and its Treasurer, in form and substance satisfactory to Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company, on behalf of Acquiring Portfolio, shall reasonably request;

7.3    Acquired Portfolio shall have delivered to Acquiring Portfolio a statement of the Acquired Portfolio Assets and its liabilities, together with a list of Acquired Portfolio's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of the Company;

7.4    The Company, on behalf of Acquiring Portfolio, shall have received at the Closing a favorable opinion from Clifford Chance US LLP, counsel to Acquired Portfolio, dated as of the Closing Date to the effect that:

(a)    Acquired Portfolio is a series of the Trust, a validly existing Pennsylvania Trust, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Pennsylvania counsel may be relied upon in delivering such opinion); (b) the Trust is a duly registered, open-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by the Trust, on behalf of Acquired Portfolio, and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by the Company, on behalf of Acquiring Portfolio, is a valid and binding obligation of Acquired Portfolio enforceable against Acquired Portfolio in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Company's Declaration of Trust or By-Laws; and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

7.5    On the Closing Date, the Acquired Portfolio Assets shall include no assets that the Acquiring Portfolio, by reason of limitations of the Company's Articles of Incorporation or otherwise, may not properly acquire.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING PORTFOLIO AND ACQUIRED PORTFOLIO

The obligations of the Trust, on behalf of Acquired Portfolio, and the Company, on behalf of Acquiring Portfolio, hereunder are each subject to the further conditions that on or before the Closing Date:

8.1    This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of Acquired Portfolio in accordance with the provisions of the Trust's Declaration of Trust, and certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Portfolio;

8.2    On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Company, on behalf of Acquiring Portfolio and the Trust, on behalf of Acquired Portfolio, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of Acquiring Portfolio or Acquired Portfolio;

8.4    The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5    The Trust, on behalf of Acquired Portfolio, shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the Acquired Portfolio Shareholders all of Acquired Portfolio's investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

8.6    The parties shall have received the opinion of the law firm of Clifford Chance US LLP (based on such representations as such law firm shall reasonably request), addressed to Acquiring Portfolio and Acquired Portfolio, which opinion may be relied upon by the shareholders of Acquired Portfolio, substantially to the effect that, for federal income tax purposes:

(a)    The transfer of Acquired Portfolio's assets in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of certain stated liabilities of Acquired Portfolio followed by the distribution by Acquired Portfolio of Acquiring Portfolio Shares to the Acquired Portfolio Shareholders in exchange for their Acquired Portfolio shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and Acquired Portfolio and Acquiring Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(b)    No gain or loss will be recognized by Acquiring Portfolio upon the receipt of the assets of Acquired Portfolio solely in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the stated liabilities of Acquired Portfolio;

(c)    No gain or loss will be recognized by Acquired Portfolio upon the transfer of the assets of Acquired Portfolio to Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by Acquiring Portfolio of the stated liabilities or upon the distribution of Acquiring Portfolio Shares to the Acquired Portfolio Shareholders in exchange for their Acquired Portfolio shares;

(d)    No gain or loss will be recognized by the Acquired Portfolio Shareholders upon the exchange of the Acquired Portfolio shares for Acquiring Portfolio Shares;

(e)    The aggregate tax basis for Acquiring Portfolio Shares received by each Acquired Portfolio Shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the Acquired Portfolio shares held by each such Acquired Portfolio Shareholder immediately prior to the Reorganization;

(f)    The holding period of Acquiring Portfolio Shares to be received by each Acquired Portfolio Shareholder will include the period during which the Acquired Portfolio shares surrendered in exchange therefor were held (provided such Acquired Portfolio shares were held as capital assets on the date of the Reorganization);

(g)    The tax basis of the assets of Acquired Portfolio acquired by Acquiring Portfolio will be the same as the tax basis of such assets to Acquired Portfolio immediately prior to the Reorganization; and

(h)    The holding period of the assets of Acquired Portfolio in the hands of Acquiring Portfolio will include the period during which those assets were held by Acquired Portfolio.

Notwithstanding anything herein to the contrary, neither the Company, on behalf of Acquiring Portfolio, nor the Trust, on behalf of Acquired Portfolio, may waive the conditions set forth in this paragraph 8.6.

9.	FEES AND EXPENSES

9.1   (a)    The Acquired Portfolio and the Acquiring Portfolio shall share the costs and expenses in connection with the transactions contemplated by this Agreement on a pro rata basis based on their respective assets as of the merger date.

(b)    In the event the transactions contemplated herein are not consummated by reason of the Trust, on behalf of Acquired Portfolio, being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to the Company's obligations with respect to Acquired Portfolio specified in this Agreement), Acquired Portfolio's only obligation hereunder shall be to reimburse Acquiring Portfolio for all reasonable out-of-pocket fees and expenses incurred by Acquiring Portfolio in connection with those transactions.

(c)    In the event the transactions contemplated herein are not consummated by reason of the Company, on behalf of Acquiring Portfolio, being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Acquiring Portfolio's obligations specified in this Agreement), Acquiring Portfolio's only obligation hereunder shall be to reimburse Acquired Portfolio for all reasonable out-of-pocket fees and expenses incurred by Acquired Portfolio in connection with those transactions.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1    This Agreement constitutes the entire agreement between the parties.

10.2    The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of the Company made on behalf of Acquired Portfolio hereunder shall not survive the dissolution and complete liquidation of Acquired Portfolio in accordance with Section 1.9.

11.	TERMINATION

11.1  This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

(a)    by the mutual written consent of the Trust, on behalf of Acquired Portfolio, and the Company, on behalf of Acquiring Portfolio;

(b)    by either the Company, on behalf of Acquiring Portfolio, or the Trust, on behalf of Acquired Portfolio, by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement), if the Closing shall not have occurred on or before [                        , 2006]; or

(c)    by either the Company, on behalf of Acquiring Portfolio, or the Trust, on behalf of Acquired Portfolio, in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the Acquired Portfolio shareholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2  (a)    Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of the Company, Acquiring Portfolio or Acquired Portfolio, or the directors or officers of the Company, Acquiring Portfolio or Acquired Portfolio, to any other party or its directors, trustees or officers.

(b)    Termination of this Agreement pursuant to paragraph 11.1(c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of (i) the Company, the Trust, Acquiring Portfolio or Acquired Portfolio, (ii) the directors or officers of the Company or Acquiring Portfolio; or (iii) the trustees and officers of the Trust or Acquired Portfolio, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

13.	MISCELLANEOUS

13.1    The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3    This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

13.4    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

[signatures on following page]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.

MORGAN STANLEY INSTITUTIONAL FUND, INC., on behalf of the Large Cap Relative Value Portfolio

By:	Name: Title:
MORGAN STANLEY INSTITUTIONAL FUND TRUST, on behalf of the Equity Portfolio

By:	Name: Title:

EXHIBIT B

Prospectus of Large Cap Relative Value
dated April 29, 2005, as supplemented

[To come]

B-1

MORGAN STANLEY INSTITUTIONAL FUND, INC.
LARGE CAP RELATIVE VALUE PORTFOLIO
(formerly Value Equity Portfolio)

PART B
STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information relates to the shares of the Large Cap Relative Value Portfolio ("Large Cap Relative Value"), a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Company") to be issued pursuant to an Agreement and Plan of Reorganization, dated January     , 2006, between the Company, on behalf of Large Cap Relative Value and Morgan Stanley Institutional Fund Trust (the "Trust"), on behalf of the Equity Portfolio ("Equity") in connection with the acquisition by Large Cap Relative Value of substantially all of the assets, subject to stated liabilities, of Equity. This Statement of Additional Information does not constitute a prospectus. This Statement of Additional Information does not include all information that a shareholder should consider before voting on the proposals contained in the Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus, dated January     , 2006. A copy of the Proxy Statement and Prospectus may be obtained without charge by mailing a written request to Large Cap Relative Value Portfolio, c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, NJ 07311 or by calling (800) 869-NEWS (TOLL FREE). Please retain this document for future reference.

The date of this Statement of Additional Information is January     , 2006.

INTRODUCTION

This Statement of Additional Information is intended to supplement the information provided in the Proxy Statement and Prospectus dated January     , 2006 (the "Proxy Statement and Prospectus"). The Proxy Statement and Prospectus has been sent to Equity's shareholders in connection with the solicitation of proxies by the Board of Trustees of Equity to be voted at the Special Meeting of Shareholders of the Equity to be held on April 5, 2006. This Statement of Additional Information incorporates by reference the Statement of Additional Information of Large Cap Relative Value dated April 29, 2005 and the Statement of Additional Information of Equity dated January 31, 2005, each as supplemented.

ADDITIONAL INFORMATION ABOUT LARGE CAP RELATIVE VALUE

Fund History

For additional information about Large Cap Relative Value's history, see "General Information" in Large Cap Relative Value's Statement of Additional Information.

Investment Objectives and Policies

For additional information about Large Cap Relative Value's investment objectives and policies, see "Investment Policies and Strategies" in Large Cap Relative Value's Statement of Additional Information.

Management

For additional information about the Board of Directors, officers and management personnel of Large Cap Relative Value, see "Management of the Fund" and "Investment Advisory and Other Services" in Large Cap Relative Value's Statement of Additional Information.

Investment Advisory and Other Services

For additional information about Large Cap Relative Value's investment manager, see "Investment Advisory and Other Services" in Large Cap Relative Value's Statement of Additional Information. For additional information about Large Cap Relative Value's independent auditors, see "Investment Advisory and Other Services" in Large Cap Relative Value's Statement of Additional Information. For additional information about other services provided to Large Cap Relative Value, see "Investment Advisory and Other Services" in Large Cap Relative Value's Statement of Additional Information.

Portfolio Transactions and Brokerage

For additional information about brokerage allocation practices, see "Brokerage Practices" in Large Cap Relative Value's Statement of Additional Information.

Description of Fund Shares

For additional information about the voting rights and other characteristics of the shares of Large Cap Relative Value, see "General Information" in Large Cap Relative Value's Statement of Additional Information.

Purchase, Redemption and Pricing of Shares

For additional information about the purchase and redemption of Large Cap Relative Value's shares and the determination of net asset value, see "Purchase of Shares," "Redemption of Shares" and "Account Policies and Features" in Large Cap Relative Value's Statement of Additional Information.

Dividends, Distributions and Tax Status

For additional information about Large Cap Relative Value's policies regarding dividends and distributions and tax matters affecting Large Cap Relative Value and its shareholders, see "General Information" and "Taxes" in Large Cap Relative Value's Statement of Additional Information.

Distribution of Shares

For additional information about Large Cap Relative Value's distributor and the distribution agreement between Large Cap Relative Value and its distributor, see "Distribution of Shares" in Large Cap Relative Value's Statement of Additional Information.

Performance Data

For additional information about Large Cap Relative Value's performance, see "Performance Information" in Large Cap Relative Value's Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT EQUITY

Fund History

For additional information about Equity's history, see "General Information" in Equity's Statement of Additional Information.

Investment Objectives and Policies

For additional information about Equity's investment objectives and policies, see "The Portfolios' Investments and Strategies," "Investment Strategies," and "Investments" in Equity's Statement of Additional Information.

Management

For additional information about the Board of Trustees, officers and management personnel of Equity, see "Management of the Fund" and "Investment Adviser" in Equity's Statement of Additional Information.

Investment Advisory and Other Services

For additional information about Equity's investment manager, see "Investment Adviser" in Equity's Statement of Additional Information. For additional information about Equity's independent auditors, see "Other Service Providers" in Equity's Statement of Additional Information. For additional information about other services provided to Equity, see "Other Service Providers" in Equity's Statement of Additional Information.

Portfolio Transactions and Brokerage

For additional information about brokerage allocation practices, see "Brokerage Transactions" in Equity's Statement of Additional Information.

Description of Fund Shares

For additional information about the voting rights and other characteristics of the shares of Equity, see "General Information" in Equity's Statement of Additional Information.

Purchase, Redemption and Pricing of Shares

For additional information about the purchase and redemption of Equity's shares and the determination of net asset value, see "Purchase of Shares," "Redemption of Shares" and "Valuation of Shares" in Equity's Statement of Additional Information.

Dividends, Distributions and Tax Status

For additional information about Equity's policies regarding dividends and distributions and tax matters affecting Equity and its shareholders, see "General Information" and "Tax Considerations" in Equity's Statement of Additional Information.

Distribution of Shares

For additional information about Equity's distributor and the distribution agreement between Equity and its distributor, see "Distribution of Shares" in Equity's Statement of Additional Information.

Performance Data

For additional information about Equity's performance, see Equity's Annual Report for the fiscal year ended September 30, 2005, which is incorporated by reference in the Proxy Statement and Prospectus.

FINANCIAL STATEMENTS

Large Cap Relative Value's most recent audited financial statements are set forth in Large Cap Relative Value's Annual Report for the fiscal year ended December 31, 2004. A copy of the Annual Report accompanies, and is incorporated by reference in, the Proxy Statement and Prospectus. Equity's most recent audited financial statements are set forth in Equity's Annual Report for the fiscal year ended September 30, 2005, which is incorporated by reference in the Proxy Statement and Prospectus.

Shown below are Financial Statements for Equity and Large Cap Relative Value and Pro Forma Financial Statements for the combined fund at June 30, 2005 as though the reorganization occurred as of that date. The first table presents Portfolio of Investments (unaudited) for Equity and Large Cap Relative Value and pro forma figures for the combined fund. The second table presents Statements of Assets and Liabilities (unaudited) for Equity and Large Cap Relative Value and pro forma figures for the combined fund. The third table presents Statements of Operations (unaudited) for Equity and Large Cap Relative Value and pro forma figures for the combined fund.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
LARGE CAP RELATIVE VALUE PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005
(UNAUDITED)

DESCRIPTION		MSIFT Equity Portfolio Shares	MSIF Large Cap Relative Value Portfolio Shares	Proforma Shares	MSIFT Equity Portfolio Value (000)	MSIF Large Cap Relative Value Portfolio Value (000)	Proforma Value (000)
Common Stocks (97.2%)
Consumer Discretionary (10.8%)
Clear Channel Communications, Inc.		109,590	116,630	226,220	$3,390	$3,607	$6,997
Honda Motor Co., Ltd. ADR	(c)	84,388	88,718	173,106	2,077	2,183	4,260
Kohl's Corp.	(a)	36,080	38,170	74,250	2,017	2,134	4,151
Marriott International, Inc., Class A		14,620	14,900	29,520	997	1,017	2,014
McDonald's Corp.		29,630	28,900	58,530	822	802	1,624
Target Corp.		22,140	23,500	45,640	1,205	1,279	2,484
Time Warner, Inc.	(a)	251,910	257,050	508,960	4,209	4,296	8,505
Viacom, Inc., Class B		55,070	58,100	113,170	1,763	1,860	3,623
Walt Disney Co.		112,490	112,520	225,010	2,833	2,833	5,666
					19,313	20,011	39,324
Consumer Staples (8.9%)
Altria Group, Inc.		26,360	28,490	54,850	1,705	1,842	3,547
Cadbury Schweppes plc ADR	(c)	45,170	47,280	92,450	1,731	1,812	3,543
Coca-Cola Co. (The)		62,540	63,850	126,390	2,611	2,666	5,277
Kimberly-Clark Corp.		27,560	29,880	57,440	1,725	1,870	3,595
Kraft Foods, Inc., Class A		41,750	41,720	83,470	1,328	1,327	2,655
Unilever N.V. (NY Shares)		57,060	60,460	117,520	3,699	3,920	7,619
Wal-Mart Stores, Inc.		61,510	64,800	126,310	2,965	3,123	6,088
					15,764	16,560	32,324
Energy (10.8%)
BP plc ADR		55,360	58,560	113,920	3,453	3,653	7,106
ConocoPhillips		57,040	58,260	115,300	3,279	3,349	6,628
Exxon Mobil Corp.		43,310	46,160	89,470	2,489	2,653	5,142
Royal Dutch Petroleum Co. (NY Shares)		56,390	58,410	114,800	3,660	3,791	7,451
Schlumberger Ltd.		48,780	50,930	99,710	3,704	3,868	7,572
Valero Energy Corp.		32,960	33,430	66,390	2,608	2,645	5,253
					19,193	19,959	39,152
Financial Services (21.9%)
Aegon N.V. (NY Shares)	(c)	48,100	49,020	97,120	619	631	1,250
Bank of America Corp.		59,170	60,350	119,520	2,699	2,753	5,452
Charles Schwab Corp. (The)		174,990	184,670	359,660	1,974	2,083	4,057
Chubb Corp.		42,070	41,490	83,560	3,602	3,552	7,154
Citigroup, Inc.		92,680	97,500	190,180	4,285	4,508	8,793
Freddie Mac		51,700	52,750	104,450	3,372	3,441	6,813
Goldman Sachs Group, Inc.		7,250	7,840	15,090	740	800	1,540
Hartford Financial Services Group, Inc.		19,150	20,450	39,600	1,432	1,529	2,961
JPMorgan Chase & Co.		144,431	147,317	291,748	5,101	5,203	10,304

DESCRIPTION		MSIFT Equity Portfolio Shares	MSIF Large Cap Relative Value Portfolio Shares	Proforma Shares	MSIFT Equity Portfolio Value (000)	MSIF Large Cap Relative Value Portfolio Value (000)	Proforma Value (000)
Lehman Brothers Holdings, Inc.		33,000	34,290	67,290	$3,276	$3,404	$6,680
MBNA Corp.		22,300	24,160	46,460	583	632	1,215
Merrill Lynch & Co., Inc.		67,610	71,100	138,710	3,719	3,911	7,630
PNC Financial Services Group, Inc.		23,620	21,440	45,060	1,286	1,168	2,454
Prudential Financial, Inc.		35,040	35,710	70,750	2,301	2,345	4,646
St. Paul Travelers Cos., Inc. (The)		69,174	74,361	143,535	2,735	2,939	5,674
State Street Corp.		29,250	31,430	60,680	1,411	1,516	2,927
					39,135	40,415	79,550
Health Care (16.9%)
Applera Corp. – Applied Biosystems Group		25,170	22,950	48,120	495	451	946
Bausch & Lomb, Inc.		33,280	27,850	61,130	2,762	2,312	5,074
Bristol-Myers Squibb Co.		212,450	194,190	406,640	5,307	4,851	10,158
Chiron Corp.	(a)(c)	48,170	50,650	98,820	1,681	1,767	3,448
Cigna Corp.		31,730	32,410	64,140	3,396	3,469	6,865
Eli Lilly & Co.		46,050	48,000	94,050	2,565	2,674	5,239
GlaxoSmithKline plc ADR	(c)	33,650	34,300	67,950	1,632	1,664	3,296
Roche Holding AG ADR		65,240	68,410	133,650	4,130	4,331	8,461
Sanofi-Aventis ADR	(c)	52,200	53,980	106,180	2,140	2,213	4,353
Schering-Plough Corp.		197,520	207,680	405,200	3,765	3,958	7,723
Wyeth		61,630	64,660	126,290	2,743	2,877	5,620
					30,616	30,567	61,183
Industrials (7.9%)
Equifax, Inc.		25,360	26,740	52,100	906	955	1,861
General Electric Co.		115,260	117,590	232,850	3,994	4,075	8,069
Ingersoll-Rand Co., Ltd., Class A		19,290	19,730	39,020	1,376	1,408	2,784
Norfolk Southern Corp.		28,600	30,150	58,750	885	933	1,818
Northrop Grumman Corp.		36,890	37,690	74,580	2,038	2,082	4,120
Parker Hannifin Corp.		10,180	10,730	20,910	631	665	1,296
Raytheon Co.		48,300	49,300	97,600	1,890	1,929	3,819
Siemens AG ADR		33,300	36,120	69,420	2,419	2,624	5,043
					14,139	14,671	28,810
Information Technology (6.4%)
Hewlett-Packard Co.		108,380	115,770	224,150	2,548	2,722	5,270
Intel Corp.		83,700	89,870	173,570	2,181	2,342	4,523
Micron Technology, Inc.	(a)	149,490	160,330	309,820	1,527	1,637	3,164
Motorola, Inc.		145,360	158,350	303,710	2,654	2,892	5,546
Symantec Corp.	(a)(c)	103,220	109,390	212,610	2,244	2,378	4,622
					11,154	11,971	23,125

DESCRIPTION		MSIFT Equity Portfolio Shares	MSIF Large Cap Relative Value Portfolio Shares	Proforma Shares	MSIFT Equity Portfolio Value (000)	MSIF Large Cap Relative Value Portfolio Value (000)	Proforma Value (000)
Materials (5.3%)
Bayer AG ADR	(c)	157,530	142,620	300,150	$5,243	$4,746	$9,989
Dow Chemical Co. (The)		39,000	42,530	81,530	1,737	1,894	3,631
Lanxess AG	(a)	16,819	13,992	30,811	376	313	689
Newmont Mining Corp.		60,940	60,260	121,200	2,378	2,352	4,730
					9,734	9,305	19,039
Telecommunication Services (4.4%)
France Telecom S.A. ADR	(c)	58,700	62,230	120,930	1,710	1,813	3,523
Nextel Communications, Inc., Class A	(a)	55,740	60,670	116,410	1,801	1,960	3,761
Sprint Corp.	(c)	63,880	67,340	131,220	1,603	1,690	3,293
Verizon Communications, Inc.		76,340	82,550	158,890	2,638	2,852	5,490
					7,752	8,315	16,067
Utilities (3.9%)
American Electric Power Co., Inc.	(c)	44,210	46,330	90,540	1,630	1,708	3,338
Entergy Corp.		24,870	27,080	51,950	1,879	2,046	3,925
Exelon Corp.		29,230	30,700	59,930	1,500	1,576	3,076
FirstEnergy Corp.		39,410	41,330	80,740	1,896	1,988	3,884
					6,905	7,318	14,223
Total Common Stocks (Cost $320,500)					173,705	179,092	352,797
		Face Amount (000)		Proforma Face Amount (000)
Short-Term Investments (6.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (3.2%)
Abbey National Treasury Services, 3.13%, 1/13/06	(h)	$231		$231	231		231
Ajax Bambino Funding Ltd., 3.25%, 8/10/05		145		145	145		145
Banco Bilbao Viz Argebtaria, London, 3.11%, 7/15/05		319		319	319		319
Bank of New York,
3.16%, 4/4/06	(h)	156		156	156		156
3.33%, 10/28/05	(h)	513		513	513		513
Barclays New York, 3.11%, 7/11/05		344		344	344		344
Bear Stearns,
3.23%, 6/15/06	(h)	313		313	313		313
3.52%, 12/5/05	(h)	138		138	138		138

DESCRIPTION		MSIFT Equity Portfolio Shares	MSIF Large Cap Relative Value Portfolio Shares	Proforma Shares	MSIFT Equity Portfolio Value (000)	MSIF Large Cap Relative Value Portfolio Value (000)	Proforma Value (000)
		Face Amount (000)		Proforma Face Amount (000)
Calyon, N.Y., 3.31%, 2/27/06	(h)	$125		$125	$125		$125
CC USA, Inc.,
3.33%, 4/18/06	(h)	156		156	156		156
3.49%, 10/28/05	(h)	150		150	150		150
CIC, N.Y., 3.19%, 2/13/06	(h)	469		469	469		469
CIT Group Holdings, 3.18%, 7/29/05	(h)	197		197	197		197
Citigroup Global Markets Inc., 3.48%, 7/1/05		936		936	936		936
Citigroup, Inc., 3.32%, 9/1/05	(h)	150		150	150		150
DEKA DG, 3.19%, 5/19/06	(h)	313		313	313		313
ENI Coordination Center, 3.32%, 8/29/05	(h)	156		156	156		156
Galaxy Funding, Inc., 3.14%, 7/27/05		62		62	62		62
Gemini Securitization Corp., 3.06%, 7/6/05		93		93	93		93
Goldman Sachs Group LP, 3.20%, 2/15/06	(h)	156		156	156		156
International Lease Finance Corp., 3.44%, 9/22/05	(h)	241		241	241		241
K2 (USA) LLC,
3.08%, 10/24/05	(h)	444		444	444		444
3.19%, 2/15/06	(h)	144		144	144		144
3.33%, 4/25/06	(h)	156		156	156		156
KBC, London, 3.31%, 8/9/05		219		219	219		219
Lake Constance Funding LLC., 3.05%, 7/7/05		93		93	93		93
Landesbk Baden-Wuerttemberg London,
3.04%, 7/7/05		156		156	156		156
3.05%, 7/8/05		625		625	625		625
Links Finance LLC,
3.08%, 10/27/05	(h)	313		313	313		313
3.29%, 9/26/05	(h)	156		156	156		156
3.33%, 4/18/06	(h)	156		156	156		156
3.27%, 2/27/06	(h)	188		188	188		188
Marshall & Ilsley Bank, 3.44%, 12/29/05	(h)	438		438	438		438
Monte Dei Paschi, 3.05%, 7/8/05		625		625	625		625

DESCRIPTION		MSIFT Equity Portfolio Shares	MSIF Large Cap Relative Value Portfolio Shares	Proforma Shares	MSIFT Equity Portfolio Value (000)	MSIF Large Cap Relative Value Portfolio Value (000)	Proforma Value (000)
		Face Amount (000)		Proforma Face Amount (000)
Nationwide Building Society,
3.18%, 1/13/06	(h)	$250		$250	$250		$250
3.51%, 6/30/06	(h)	363		363	363		363
Pfizer, Inc., 3.12%, 7/31/06	(h)	313		313	313		313
Procter & Gamble Co., 3.34%, 7/31/06	(h)	128		128	128		128
Sigma Finance, Inc.,
3.20%, 9/15/05	(h)	313		313	313		313
3.34%, 3/22/06	(h)	313		313	313		313
SLM Corp., 3.26%, 7/31/06	(h)	313		313	313		313
Tango Finance Corp., 3.33%, 3/22/06	(h)	263		263	263		263
Unicredito Delware Inc., 3.14%, 7/20/05		93		93	93		93
Westdeutsche Landesbank N.Y., 3.17%, 8/9/05	(h)	156		156	156		156
Windmill Funding, 3.06%, 7/6/05		62		62	62		62
					11,643		11,643
		Shares		Proforma Shares
Investment Company held as Collateral on Loaned Securities (0.0%)
JPMorgan Securities Lending Collateral Investment Fund		109		109	109		109

DESCRIPTION		MSIFT Equity Portfolio Shares	MSIF Large Cap Relative Value Portfolio Shares	Proforma Shares	MSIFT Equity Portfolio Value (000)	MSIF Large Cap Relative Value Portfolio Value (000)	Proforma Value (000)
		Face Amount (000)	Face Amount (000)	Proforma Face Amount (000)
Repurchase Agreement (2.8%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $2,565 (for equity portfolio)
Repurchase price $7,693 (for value equity portfolio)	(f)	$2,565	$7,692	$10,257	$2,565	$7,692	$10,257
Total Short-Term Investments (Cost $22,009)					14,317		22,009
Total Investments (103.2%) (Cost $342,509) – Including $11,522 of Securities Loaned					188,022	186,784	374,806
Liabilities in Excess of Other Assets (–3.2%)					(11,817)	121	(11,696)
Net Assets (100%)					$176,205	$186,905	$363,110

(a)	Non-income producing security.

(c)	All or a portion of security on loan at June 30, 2005.

(f)	Represents the Portfolio's undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.

ADR	American Depositary Receipt

The Adviser does not anticipate the need for the disposition of any portfolio holdings directly as a result of the merger.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
LARGE CAP RELATIVE VALUE PORTFOLIO

PRO FORMA FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

	MSIFT Equity (000)	MSIF Large Cap Relative Value (000)	Adjustments (000)		Pro Forma Combined Portfolio (000)
Assets
Investments in Securities of Unaffiliated Issuers, at Cost	171,932	170,577			342,509
Investments in Securities of Unaffiliated Issuers, at Value (1)	188,022	186,784			374,806
Cash	1	1			2
Interest Receivable	0	1			1
Dividends Receivable	322	314			636
Receivable for Investments Sold	525	563			1,088
Receivable for Portfolio Shares Sold	7	104			111
Other Assets	3	3			6
Total Assets	188,880	187,770			376,650

Liabilities
Payable for Collateral on Securities Loaned	11,752	0
Payable for Investments Purchased	596	521			1,117
Payable for Portfolio Shares Redeemed	37	28			65
Payable for Administration Fees	12	12			24
Payable for Custodian Fees	15	13			28
Directors' Fees and Expenses Payable	9	8			17
Investment Advisory Fees Payable	228	217			445
Distribution Fees – Class B	0	19			19
Other Liabilities	26	47			73
Total Liabilities	12,675	865			13,540

Net Assets	176,205	186,905			363,110

Net Assets Consist Of:
Paid-In Capital	240,096	170,569			410,665
Undistributed (Distributions in Excess of) Net Investment Income	878	759			1,637
Accumulated Net Realized Gain (Loss)	(80,859)	(630)			(81,489)
Unrealized Appreciation/(Depreciation) on Investments	16,090	16,207			32,297
Net Assets	176,205	186,905			363,110

Net Assets – Class A		93,218	176,106	(2)	269,324
Shares Outstanding – Class A (not in thousands)		8,691,372	16,418,882	(3)	25,110,254
Net Asset Value Per Share – Class A		10.73			10.73

Net Assets – Institutional Class B		93,687	(34	)(4)	93,653
Shares Outstanding – Institutional Class B (not in thousands)		8,744,327			8,744,327

	MSIFT Equity (000)	MSIF Large Cap Relative Value (000)	Adjustments (000)	Pro Forma Combined Portfolio (000)
Net Asset Value Per Share – Class B		10.71		10.71

Net Assets – Institutional Class	176,205			0
Shares Outstanding – Institutional Class (not in thousands)	15,213,696			0
Net Asset Value Per Share – Institutional Class	11.58			0

(1)	Including $11,522,000 and $0, respectively, securities on loan at June 30, 2005.

(2)	Equal to the net assets received from the Morgan Stanley Institutional Fund Trust Equity Portfolio, less the portion of the organizational costs allocated to the Class A Shares of the Pro Forma Combined Portfolio. (See Note 4 for additional information.)

(3)	The pro forma statements presume the issuance by the Morgan Stanley Institutional Fund, Inc. Large Cap Relative Value Portfolio of approximately 16,418,882 Class A Shares in exchange for the assets and liabilities of the Morgan Stanley Institutional Fund Trust Equity Portfolio.

(4)	A non-recurring cost associated with this transaction of approximately $133,000 will be incurred. The pro forma financial statements reflect 49% and 51% of this cost being borne by the Morgan Stanley Institutional Fund Trust Equity Portfolio and the Morgan Stanley Institutional Fund, Inc. Large Cap Relative Value Portfolio, respectively, based on their respective net assets prior to the combination above. Following the combination of the Portfolios into the Pro Forma Combined Portfolio, this allocation results in 74% to Class A shares and 26% to Class B Shares.

PRO FORMA FINANCIAL STATEMENTS
STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	MSIFT Equity	MSIF Large Cap Relative Value	Adjustments		Pro Forma Combined Portfolio
	(000)	(000)	(000)		(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	3,890	3,439	0		7,329
Interest	203	193	0		396
Less: Foreign Taxes Withheld	(4)	(4)	0		(8)
Total Investment Income	4,089	3,628	0		7,717
Expenses:
Investment Advisory Fees	932	845	(141)	a	1,636
Administration Fees	153	179	(41)	b	291
Custodian Fees	35	35	0		70
Directors' Fees and Expenses	3	3	0		6
Bank Overdraft Expense	0	1	0		1
Professional Fees	34	29	(26)	c	37
Shareholder Reporting Fees	21	50	(22)	d	49
Distribution Fees – Class B	@	185	0		185
Other Expenses	44	63	(26)	e	81
Total Expenses	1,222	1,390	(256)		2,356
Waiver of Investment Advisory Fees	0	(15)	15	f	0
Expense Offset	@	@			@
Net Expenses	1,222	1,375	(241)		2,356
Net Investment Income (Loss)	2,867	2,253	241		5,361
Realized Gain (Loss):
Investments Sold	18,560	18,440	0		37,000
Change in Unrealized Appreciation (Depreciation):
Investments	1,899	(1,689)	0		210
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	20,459	16,751	0		37,210
Net Increase (Decrease) in Net Assets Resulting from Operations	23,326	19,004	241		42,571

@ - Amount is less than $500.

a –	Reflects Advisory Fee rate change effective 11/01/04, as if it had been in effect for the entire period, including breakpoint economies of scale.

b –	Reflects Adminstration Fee rate change effective 11/01/04, as if it had been in effect for the entire period.

c –	Reflects the elimination of duplicate Audit and Tax Review Fees.

d -	Reflects the elimination of duplicate printing costs and the reallocation of shareholder reporting fees amongst the Trust.

e –	Reflects the elimination of duplicate Blue Sky Renewal Fees.

f –	Current expense projections fall below voluntary expense limitations, and therefore would not require the Combined Portfolio to waive Investment Advisory Fees.

MORGAN STANLEY VALUE EQUITY PORTFOLIO

PART C
OTHER INFORMATION

ITEM 15.    INDEMNIFICATION

The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 25 of Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A, dated April 29, 2005, which was filed electronically pursuant to Regulation S-T on April 29, 2005 as an amendment to Registrant's Registration Statement on Form N-1A (File Nos. 811-05624 and 33-23166).

ITEM 16.    EXHIBITS

(1)	(a)	Articles of Amendment and Restatement is incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on October 13, 1995.

(b)	Articles Supplementary to Registrant's Articles of Amendment and Restatement (reclassifying shares) is incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

(c)	Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Technology Portfolio) is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

(d)	Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio) is incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-98-008051) on February 27, 1998.

(e)	Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios) is incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-008051) on February 27, 1998.

(f)	Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding Class B shares to the Money Market Portfolio) is incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 00001047469-98-008051) on February 27, 1998.

(g)	Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active Country Allocation Portfolio name changed to Active International Portfolio) is incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

(h)	Articles of Amendment to Registrant's Articles of Amendment and Restatement (Active International Portfolio name changed to Active International Allocation Portfolio) is incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

(i)	Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.) is incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-002378) on January 27, 1999.

(j)	Articles of Amendment to Registrant's Articles of Amendment and Restatement (Aggressive Equity Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small Company Growth Portfolio) is incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-02610) on May 1, 2000.

(k)	Articles of Amendment to Registrant's Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Institutional Fund, Inc., Global Equity Portfolio name changed to Global Value Equity Portfolio, European Equity Portfolio named changed to European Value Equity Portfolio and Japanese Equity Portfolio name changed to Japanese Value Equity Portfolio) is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-01-511512) on April 30, 2001.

(l)	Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Global Franchise Portfolio) is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-01-540924) on November 26, 2001.

(m)	Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding Large Cap Relative Value Portfolio) is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to Registrants Registration Statement on Form N-1A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-03-020707) on June 6, 2003.

(n)	Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N1-A(Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-05-012373) on April 29, 2005.

(o)	Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(15) to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N1-A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-05-012373) on April 29, 2005.

(p)	Articles Supplementary to Registrant's Articles of Amendment and Restatement (liquidating the Asian Equity, Asian Real Estate, European Value Equity, Japanese Value Equity, Latin American and Technology Portfolios) are incorporated herein by reference to Exhibit (a)(16) to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N1-A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-05-012373) on April 29, 2005.

(2)	Amended and Restated By-Laws, dated July 31, 2003, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-05-003242) on February 11, 2005.

(3)	Not Applicable.

(4)	Copy of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement and Prospectus).

(5)	(a)	Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares is incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to Registrant's Registration Statement (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to Registrant's Registration Statement (File No. 33-01-540924), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

(b)	Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares is incorporated by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to Registrant's Registration Statement (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-008594) on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to Registrant's Registration Statement (File No. 33-01-540924), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

(6)	(a)	Amended and Restated Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc., dated June 1, 2005, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-05-018132) on June 27, 2005.

(b)	Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (formerly Morgan Stanley Dean Witter Investment Advisors Inc.) (with respect to the Money Market and Municipal Money Market Portfolios) is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-020610) on May 1, 2000.

(c)	Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (relating to the Global Value Equity Portfolio, International Equity Portfolio, International Magnum Portfolio, International Small Cap Portfolio, European Value Equity Portfolio and Global Franchise Portfolio), dated as of August 11, 2003, is incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-04-000455) on April 30, 2004.

(d)	Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company (relating to the International Magnum Portfolio), dated as of August 11, 2003, is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-04-000455) on April 30, 2004.

(e)	Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Asset & Investment Trust Management Co., Limited (relating to the Japanese Value Equity Portfolio and International Magnum Portfolio), dated as of August 11, 2003, is incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-04-000455) on April 30, 2004.

(7)	(a)	Amended and Restated Distribution Agreement, between Registrant and Morgan Stanley & Co. Incorporated, is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File. No. 33-23166 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-03-014676) on April 25, 2003.

(b)	Form of Distribution Agreement, between Registrant and Morgan Stanley Distribution, Inc. is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N1-A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-05-012373) on April 29, 2005.

(8)	Not Applicable.

(9)	(a)	Mutual Fund Domestic Custody Agreement between Registrant and J.P. Morgan Investor Services Co. (formerly United States Trust Company), is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

(b)	Amendment to the Custody Fee Schedule effective October 1, 2002, is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File. No. 33-23166 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-03-014676) on April 25, 2003.

(c)	International Custody Agreement between Registrant and J.P. Morgan Investor Services Co. (formerly Morgan Stanley Trust Company), is incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-95-005830) on August 1, 1995.

(d)	Amendment to International Custody Agreement between Registrant and J.P. Morgan Investor Services Co. (formerly Morgan Stanley Trust Company), is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-96-010828) on May 24, 1996.

(e)	Amendment to International Custody Agreement between Registrant and J.P. Morgan Investor Services Co. (formerly The Chase Manhattan Bank), is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-02610) on May 1, 2000.

(10)	(a)	Form of 12b-1 Distribution Plan with respect to the Class B shares (the "Class B Plan") is incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N1-A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-05-012373) on April 29, 2005.

(b)	Multi-Class 18f-3 Plan, is incorporated by reference to Exhibit 19 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 33-23166) is filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-97-007488) on February 28, 1997.

(11)	(a)	Opinion and consent of Clifford Chance US LLP, to be filed by amendment.

(b)	Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, to be filed by amendment.

(12)	Opinion and consent of Clifford Chance US LLP regarding tax matters, to be filed by amendment.

(13)	(a)	Amended and Restated Administration Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated as of November 1, 2004, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-05-003242) on February 11, 2005.

(b)	Amended and Restated Sub-Administration Agreement between Morgan Stanley Investment Management Inc. and J.P. Morgan Investor Services Co., dated as of November 1, 2004, is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-05-003242) on February 11, 2005.

(c)	Transfer Agency Agreement between the Registrant and J.P. Morgan Investor Services Co., dated as of November 1, 2004, is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (Registration No. 33-23166), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-05-003242) on February 11, 2005.

(14)	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(15)	Not Applicable.

(16)	Not Applicable.

(17)	(a)	Form of Proxy, to be filed by amendment.

ITEM 17.    UNDERTAKINGS

1.    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this registration statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on this 16th day of November, 2005.

MORGAN STANLEY INSTITUTIONAL FUND, INC.
By: /s/ Ronald E. Robison Ronald E. Robison President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
(1) Principal Executive Officer	President and Principal Executive Officer
By /s/ Ronald E. Robison Ronald E. Robison		November 16, 2005
(2) Principal Financial Officer	Chief Financial Officer
By /s/ James Garrett James Garrett		November 16, 2005
(3) Majority of the Directors

INDEPENDENT DIRECTORS

Michael Bozic	Joseph J. Kearns
Edwin J. Garn	Michael E. Nugent
Wayne E. Hedien	Fergus Reid
Manuel H. Johnson

By /s/ Carl Frischling Carl Frischling Attorney-in-Fact for the Independent Directors	November 16, 2005

MANAGEMENT DIRECTORS

Charles A. Fiumefreddo (Chairman)
James F. Higgins

By /s/ Barry Fink Barry Fink Attorney-in-Fact for the Management Directors	November 16, 2005